UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.7%
Canada: 7.0%
130,401	B2Gold Corp. (USD) *	$355,995
119,696	First Quantum Minerals Ltd.	1,679,504
275,634	IAMGOLD Corp. (USD) *	1,430,541
802,390	Ivanhoe Mines Ltd. *	1,692,845
		5,158,885
Egypt: 7.9%
998,742	Commercial International Bank Egypt SAE (GDR) Reg S	5,073,609
2,022,548	Global Telecom Holding SAE *	753,723
		5,827,332
India: 1.0%
22,077	Makemytrip Ltd. (USD) * †	766,072
Kenya: 11.2%
641,900	East African Breweries Ltd.	1,684,193
4,084,600	Equity Bank Ltd. #	2,176,138
14,265,300	Safaricom Ltd. #	4,393,514
		8,253,845
Monaco: 2.5%
100,750	Endeavour Mining Corp. (CAD) *	1,857,535
Morocco: 16.3%
73,974	Attijariwafa Bank	3,944,337
66,245	Banque Centrale Populaire #	2,115,411
67,646	Banque Marocaine du Commerce Exterieur	1,704,290
32,224	Cosumar	1,018,324
201,185	Maroc Telecom	3,249,870
		12,032,232
Nigeria: 9.9%
25,413,493	Guaranty Trust Bank Plc #	3,165,389
253,246	Nestle Nigeria Plc	970,911
3,245,460	Nigerian Breweries Plc #	1,167,126
24,670,573	Zenith Bank Ltd.	2,008,189
		7,311,615
Singapore: 0.9%
2,453,400	Golden Agri-Resources Ltd. #	657,636
South Africa: 29.1%
19,943	Al Noor Hospitals Group Plc (GBP) #	168,238
4,415	Anglo American Platinum Ltd. #	121,035
24,542	AngloGold Ashanti Ltd. (ADR)	232,904
26,645	Aspen Pharmacare Holdings Ltd. #	584,142
21,780	AVI Ltd. #	203,152
43,452	Barclays Africa Group Ltd. #	695,344
9,085	Barloworld Ltd. #	127,824
16,714	Bid Corp. Ltd. #	362,390
20,607	Bidvest Group Ltd. #	390,730
3,786	Capitec Bank Holdings Ltd. #	278,292
14,643	Clicks Group Ltd. #	226,031
17,182	Coronation Fund Managers Ltd.	117,082
33,615	Discovery Ltd. #	484,544
9,236	EOH Holdings Ltd. #	33,516
13,789	Exxaro Resources Ltd. #	127,167
231,610	FirstRand Ltd. † #	1,307,667
12,304	Foschini Group Ltd. #	231,889
42,108	Gold Fields Ltd. (ADR)	169,274
43,415	Impala Platinum Holdings Ltd. * † #	86,388
10,739	Imperial Holdings Ltd. #	211,512
19,686	Investec Ltd. #	153,611
34,333	Investec Plc (GBP) #	265,298
9,372	Liberty Holdings Ltd.	99,306
56,277	Life Healthcare Group Holdings Ltd.	131,137
70,686	MMI Holdings Ltd. #	131,680
7,412	Mondi Ltd.	201,571
16,087	Mr Price Group Ltd. #	386,532
109,992	MTN Group Ltd.	1,104,863
20,747	Naspers Ltd. #	5,072,777
14,538	Nedbank Group Ltd. † #	350,105
85,850	Netcare Ltd.	202,874
23,297	Pick n Pay Stores Ltd.	134,763
10,138	Pioneer Foods Ltd. #	106,772
7,744	PSG Group Ltd. #	147,173
42,140	Rand Merchant Investment Holdings Ltd. #	142,348
30,892	Remgro Ltd. #	578,555
44,218	RMB Holdings Ltd. #	288,100
111,043	Sanlam Ltd. #	801,523
28,560	Sappi Ltd. #	184,372
35,314	Sasol Ltd. (ADR) †	1,201,735
29,046	Shoprite Holdings Ltd. #	619,575
25,088	Sibanye Gold Ltd. (ADR)	100,101
10,146	Spar Group Ltd.	173,451
79,538	Standard Bank Group Ltd. #	1,468,498
177,720	Steinhoff International Holdings NV #	49,463
18,381	Telkom SA SOC Ltd. #	82,470
12,026	Tiger Brands Ltd. #	376,076
25,175	Truworths International Ltd. #	229,300
19,607	Vodacom Group Ltd. #	253,164
66,402	Woolworths Holdings Ltd. #	336,331
		21,532,645
United Kingdom: 11.5%
50,598	Anglo American Plc † #	1,178,496
832,844	Cenatamin Plc #	1,805,495
291,457	Old Mutual Plc #	980,582
15,394	Randgold Resources Ltd. (ADR)	1,281,397
1,189,478	Tullow Oil Plc * #	3,278,580
		8,524,550
United States: 1.4%
129,783	Kosmos Energy Ltd. *	817,633
2,035	Royal Caribbean Cruises Ltd.	239,601
		1,057,234
Total Common Stocks (Cost: $55,201,865)		72,979,581
REAL ESTATE INVESTMENT TRUSTS: 1.2%
South Africa: 1.2%
50,257	Fortress REIT Ltd. #	50,698
146,215	Growthpoint Properties Ltd.	350,583
15,210	Hyprop Investments Ltd.	138,920
254,877	Redefine Properties Ltd. #	249,354
19,361	Resilient REIT Ltd. † #	81,594
Total Real Estate Investment Trusts (Cost: $887,196)		871,149
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $56,089,061)		73,850,730

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0%
Repurchase Agreements: 6.0%
$1,046,597	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,046,809; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,067,529 including accrued interest)	1,046,597
1,046,597	Repurchase agreement dated 3/29/18 with Daiwa Capital Markets America, Inc., 1.81%, due 4/2/18, proceeds $1,046,807; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/30/18 to 12/1/51, valued at $1,067,529 including accrued interest)	1,046,597
220,118	Repurchase agreement dated 3/29/18 with J.P. Morgan Securities LLC, 1.80%, due 4/2/18, proceeds $220,162; (collateralized by various U.S. government and agency obligations, 0.75% to 2.00%, due 2/15/19 to 2/28/21, valued at $224,604 including accrued interest)	220,118
1,046,597	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.81%, due 4/2/18, proceeds $1,046,807; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 12/1/26 to 4/1/48, valued at $1,067,529 including accrued interest)	1,046,597
1,046,597	Repurchase agreement dated 3/29/18 with Nomura Securities International, Inc., 1.82%, due 4/2/18, proceeds $1,046,809; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/2/18 to 2/20/68, valued at $1,067,529 including accrued interest)	1,046,597
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $4,406,506)		4,406,506
Total Investments: 105.9% (Cost: $60,495,567)		78,257,236
Liabilities in excess of other assets: (5.9)%		(4,366,549)
NET ASSETS: 100.0%		$73,890,687

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,314,029.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,963,597 which represents 52.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.2%	$7,523,477
Consumer Staples	10.4	7,700,400
Energy	5.7	4,223,380
Financials	38.6	28,477,071
Health Care	1.5	1,086,391
Industrials	0.7	518,554
Information Technology	0.0	33,516
Materials	18.4	13,579,188
Real Estate	1.2	871,149
Telecommunication Services	13.3	9,837,604
	100.0%	$73,850,730

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$5,158,885	$—	$—	$5,158,885
Egypt	5,827,332	—	—	5,827,332
India	766,072	—	—	766,072
Kenya	1,684,193	6,569,652	—	8,253,845
Monaco	1,857,535	—	—	1,857,535
Morocco	9,916,821	2,115,411	—	12,032,232
Nigeria	2,979,100	4,332,515	—	7,311,615
Singapore	—	657,636	—	657,636
South Africa	3,869,061	17,663,584	—	21,532,645
United Kingdom	1,281,397	7,243,153	—	8,524,550
United States	1,057,234	—	—	1,057,234
Real Estate Investment Trusts*	489,503	381,646	—	871,149
Repurchase Agreements	—	4,406,506	—	4,406,506
Total	$34,887,133	$43,370,103	$—	$78,257,236

*	See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $13,594,372 and transfers from Level 2 to Level 1 were $7,086,730. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.2%
Automobiles & Components: 1.4%
108,400	Mahle-Metal Leve SA Industria e Comercio	$807,718
137,950	Tupy SA	709,086
		1,516,804
Capital Goods: 2.1%
295,975	Iochpe Maxion SA	2,346,141
Commercial & Professional Services: 1.3%
66,577	Atento SA (USD)	519,301
160,390	Valid Solucoes SA	884,187
		1,403,488
Consumer Durables & Apparel: 10.8%
83,350	Arezzo Industria e Comercio SA	1,276,210
562,650	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,605,800
285,000	Even Construtora e Incorporadora SA *	451,483
236,844	EZ Tec Empreendimentos e Participacoes SA	1,655,745
254,000	Grendene SA	2,104,966
762,700	MRV Engenharia e Participacoes SA	3,754,070
		11,848,274
Consumer Services: 9.1%
312,900	BK Brasil Operacao E Assessoria *	1,516,425
356,900	CVC Brasil Operadora e Agencia de Viagens SA	6,556,509
107,050	GAEC Educacao SA	820,680
183,625	Ser Educacional SA Reg S 144A	1,112,946
		10,006,560
Energy: 4.7%
293,536	Cosan Ltd. (USD) †	3,049,839
55,600	Modec, Inc. #	1,375,882
224,500	QGEP Participacoes SA	773,165
		5,198,886
Food, Beverage & Tobacco: 5.4%
198,208	Adecoagro SA (USD) *	1,490,524
402,250	Marfrig Alimentos SA *	723,732
220,300	Minerva SA	505,133
420,100	Sao Martinho SA	2,230,642
91,200	SLC Agricola SA	954,417
		5,904,448
Health Care Equipment & Services: 4.8%
156,500	Centro de Imagem Diagnosticos SA *	763,195
114,250	Instituto Hermes Pardini SA	1,069,672
747,750	Odontoprev SA	3,381,516
		5,214,383
Insurance: 0.7%
220,550	Wiz Solucoes e Corretagem de Seguros SA	741,524
Materials: 3.7%
778,925	Duratex SA	2,795,820
70,400	Magnesita Refratarios SA	1,241,055
		4,036,875
Media: 3.9%
123,300	Multiplus SA	1,152,162
146,600	Smiles Fidelidade SA	3,086,129
		4,238,291
Real Estate: 4.2%
234,023	Aliansce Shopping Centers SA *	1,331,219
275,050	BR Properties SA	753,139
208,850	Iguatemi Empresa de Shopping Centers SA	2,483,591
		4,567,949
Retailing: 1.9%
328,000	Cia Hering SA	2,050,590
Semiconductor: 1.2%
25,716	SMART Global Holdings, Inc. (USD) *	1,281,685
Software & Services: 6.6%
332,200	Linx SA	2,036,598
1,201,495	Sonda SA	2,332,560
321,750	Totvs SA	2,807,741
		7,176,899
Technology Hardware & Equipment: 0.9%
31,283	Ituran Location and Control Ltd. (USD)	972,901
Telecommunication Services: 0.8%
714,550	Oi SA *	852,755
Transportation: 4.1%
566,140	EcoRodovias Infraestrutura e Logistica SA	1,500,469
142,303	Gol Linhas Aereas Inteligentes SA (ADR) * †	1,848,516
119,700	Julio Simoes Logistica SA *	230,593
806,500	Santos Brasil Participacoes SA *	862,332
		4,441,910
Utilities: 20.6%
575,950	AES Tiete Energia SA	2,117,867
618,637	Alupar Investimento SA	3,348,542
174,796	Cia de Saneamento de Minas Gerais SA	2,545,606
283,600	Cia de Saneamento do Parana	5,154,099
209,469	Cia Paranaense de Energia (ADR) †	1,646,426
235,550	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,274,265
218,150	Light SA *	895,344
843,700	Transmissora Alianca de Energia Eletrica SA	5,553,197
		22,535,346
Total Common Stocks (Cost: $74,423,523)		96,335,709
PREFERRED STOCKS: 10.3%
Banks: 0.9%
178,188	Banco ABC Brasil SA, 5.91%	979,604
Capital Goods: 2.5%
1,264,900	Marcopolo SA, 1.01%	1,494,225
471,150	Randon Implementos e Participacoes SA, 0.51%	1,231,587
		2,725,812
Consumer Durables & Apparel: 1.9%
392,955	Alpargatas SA, 3.24%	2,059,132
Materials: 2.6%
1,285,750	Metalurgica Gerdau SA, 0.28%	2,780,674
Utilities: 2.4%
44,342	Cia de Gas de Sao Paulo, 12.29%	786,792
391,850	Cia Energetica de Sao Paulo, 3.06%	1,875,306
		2,662,098
Total Preferred Stocks (Cost: $5,854,076)		11,207,320
REAL ESTATE INVESTMENT TRUST: 1.4% (Cost: $1,511,246)
Real Estate: 1.4%
46,541	FII BTG Pactual Corporate Office Fund	1,514,597
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,727	Iochpe Maxion SA Warrants (BRL 12.70, expiring 06/03/19) *	32,743
MONEY MARKET FUND: 0.0% (Cost: $4,256)
4,256	Dreyfus Government Cash Management Fund - Institutional Shares	4,256
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $81,793,101)		109,094,625

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $34,506)
Repurchase Agreement: 0.0%
$34,506	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $34,513; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $35,196 including accrued interest)	34,506
Total Investments: 99.9% (Cost: $81,827,607)		109,129,131
Other assets less liabilities: 0.1%		139,981
NET ASSETS: 100.0%		$109,269,112

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,376.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,375,882 which represents 1.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,112,946, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	29.1%	$31,719,651
Consumer Staples	5.4	5,904,448
Energy	4.8	5,198,886
Financials	3.0	3,235,725
Health Care	4.8	5,214,383
Industrials	10.0	10,950,094
Information Technology	8.6	9,431,485
Materials	6.2	6,817,549
Real Estate	4.2	4,567,949
Telecommunication Services	0.8	852,755
Utilities	23.1	25,197,444
Money Market Fund	0.0	4,256
	100.0%	$109,094,625

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,516,804	$—	$—	$1,516,804
Capital Goods	2,346,141	—	—	2,346,141
Commercial & Professional Services	1,403,488	—	—	1,403,488
Consumer Durables & Apparel	11,848,274	—	—	11,848,274
Consumer Services	10,006,560	—	—	10,006,560
Energy	3,823,004	1,375,882	—	5,198,886
Food, Beverage & Tobacco	5,904,448	—	—	5,904,448
Health Care Equipment & Services	5,214,383	—	—	5,214,383
Insurance	741,524	—	—	741,524
Materials	4,036,875	—	—	4,036,875
Media	4,238,291	—	—	4,238,291
Real Estate	4,567,949	—	—	4,567,949
Retailing	2,050,590	—	—	2,050,590
Semiconductor	1,281,685	—	—	1,281,685
Software & Services	7,176,899	—	—	7,176,899
Technology Hardware & Equipment	972,901	—	—	972,901
Telecommunication Services	852,755	—	—	852,755
Transportation	4,441,910	—	—	4,441,910
Utilities	22,535,346	—	—	22,535,346
Preferred Stock*	11,207,320	—	—	11,207,320
Real Estate Investment Trust*	1,514,597	—	—	1,514,597
Warrants*	32,743	—	—	32,743
Money Market Fund	4,256	—	—	4,256
Repurchase Agreement	—	34,506	—	34,506
Total	$107,718,743	$1,410,388	$—	$109,129,131

*	See Schedule of Investments for industry sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 2 to Level 1 were $6,089,732. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 101.4%
Automobiles & Components: 3.0%
32,681	Byd Co. Ltd. #	$293,976
31,309	China Shipbuilding Industry Group Power Co. Ltd. #	121,496
70,285	Chongqing Changan Automobile Co. Ltd. #	125,323
50,600	Fuyao Glass Industry Group Co. Ltd. #	194,320
43,474	Great Wall Motor Co. Ltd. #	79,029
56,873	Huayu Automotive Systems Co. Ltd. #	215,529
126,363	SAIC Motor Corp. Ltd. #	666,164
17,300	Shandong Linglong Tyre Co. Ltd. #	49,024
8,700	Triangle Tyre Co. Ltd. #	23,720
49,592	Wanxiang Qianchao Co. Ltd. #	66,628
11,600	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	34,469
15,800	Zhejiang Century Huatong Group Co. Ltd. #	80,319
		1,949,997
Banks: 17.2%
1,378,500	Agricultural Bank of China Ltd. #	873,742
533,715	Bank of Beijing Co. Ltd. #	590,744
760,000	Bank of China Ltd. #	485,076
990,816	Bank of Communications Co. Ltd. #	991,708
49,700	Bank of Guiyang Co. Ltd. #	115,499
14,500	Bank of Hangzhou Co. Ltd. #	26,277
249,800	Bank of Jiangsu Co. Ltd. #	293,094
183,571	Bank of Nanjing Co. Ltd. #	241,844
91,435	Bank of Ningbo Co. Ltd. #	282,807
30,990	Bank of Shanghai Co. Ltd. #	73,813
110,500	China CITIC Bank Corp. Ltd. #	114,756
242,200	China Construction Bank Corp. #	297,593
574,200	China Everbright Bank Co. Ltd. #	376,159
371,989	China Merchants Bank Co. Ltd. #	1,747,718
852,531	China Minsheng Banking Corp. Ltd. #	1,101,995
231,156	Huaxia Bank Co. Ltd. #	331,118
777,804	Industrial & Commercial Bank of China Ltd. #	758,120
449,491	Industrial Bank Co. Ltd. #	1,216,458
7,200	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. #	9,825
309,609	Ping An Bank Co. Ltd. #	548,011
423,345	Shanghai Pudong Development Bank Co. Ltd. #	785,729
		11,262,086
Capital Goods: 9.8%
47,680	Aurora Optoelectronics Co. Ltd. * # §	132,022
16,500	AVIC Aero-Engine Controls Co. Ltd. #	41,846
49,900	AVIC Aircraft Co. Ltd. #	132,059
32,500	AVIC Aviation Engine Corp. Plc #	142,293
8,500	AVIC Helicopter Co. Ltd. #	61,640
18,999	China Avionics Systems Co. Ltd. #	44,974
55,024	China Communications Construction Co. Ltd. #	113,884
99,600	China Gezhouba Group Co. Ltd. #	138,181
71,200	China National Chemical Engineering Co. Ltd. #	83,113
28,400	China Nuclear Engineering Corp. Ltd. #	44,418
165,900	China Railway Construction Corp. Ltd. #	258,789
201,608	China Railway Group Ltd. #	237,714
330,000	China Shipbuilding Industry Co. Ltd. * #	276,038
21,300	China Spacesat Co. Ltd. #	75,615
540,891	China State Construction Engineering Corp. Ltd. #	758,597
62,600	CITIC Heavy Industries Co. Ltd. * #	34,966
263,215	CRRC Corp. Ltd. #	426,831
12,400	CSSC Offshore and Marine Engineering Group Co. Ltd. §	42,129
24,580	Guoxuan High-Tech Co. Ltd. #	86,022
30,800	Han’s Laser Technology Co. Ltd. #	261,724
23,500	Jiangsu Guoxin Corp. Ltd. * #	32,264
66,900	Jiangsu Zhongnan Construction Group Co. Ltd. #	77,550
77,400	Jiangsu Zhongtian Technology Co. Ltd. #	148,188
57,212	Luxshare Precision Industry Co. Ltd. #	223,289
193,100	Metallurgical Corp of China Ltd. #	116,278
60,611	NARI Technology Co. Ltd. #	162,292
165,500	Power Construction Corp. of China Ltd. #	177,196
165,600	Sany Heavy Industry Co. Ltd. #	209,820
160,548	Shanghai Construction Group Co. Ltd. #	96,061
127,100	Shanghai Electric Group Co. Ltd. * #	120,917
68,000	Shanghai Tunnel Engineering Co. Ltd. #	78,680
36,049	Shenzhen Inovance Technology Co. Ltd. #	193,605
39,389	Siasun Robot & Automation Co. Ltd. * #	125,332
57,161	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	117,964
134,107	TBEA Co. Ltd. #	188,926
174,700	Weichai Power Co. Ltd. #	231,423
151,600	XCMG Construction Machinery Co. Ltd. #	95,140
51,151	Xiamen C & D, Inc. #	91,643
73,400	Xinjiang Goldwind Science and Technology Co. Ltd. #	209,654
15,500	Zhejiang Chint Electrics Co. Ltd. #	62,968
47,853	Zhengzhou Yutong Bus Co. Ltd. #	172,302
157,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	105,979
		6,430,326
Commercial & Professional Services: 0.8%
48,300	Beijing Orient Landscape Co. Ltd. #	154,562
67,841	Beijing Originwater Technology Co. Ltd. #	193,260
47,500	Jihua Group Corp. Ltd. #	41,940
21,799	Shanghai Environment Group Co. Ltd. * #	65,020
18,380	Sound Environmental Co. Ltd. #	82,430
		537,212
Consumer Durables & Apparel: 5.4%
173,528	Gree Electric Appliances, Inc. #	1,307,248
18,900	Guangdong Alpha Animation and Culture Co. Ltd. #	37,093
17,134	Hangzhou Robam Appliances Co. Ltd. #	101,704
163,795	Midea Group Co. Ltd. #	1,456,255
1,500	Oppein Home Group, Inc. * #	33,764
109,900	Qingdao Haier Co. Ltd. #	314,787
20,000	Suofeiya Home Collection Co. Ltd. #	107,983
292,400	TCL Corp. #	161,996
		3,520,830
Consumer Services: 0.8%
35,200	China International Travel Service Corp. Ltd. #	302,953
118,320	Shenzhen Overseas Chinese Town Co. Ltd. #	158,484
26,200	Songcheng Performance Development Co. Ltd. #	85,383
		546,820
Diversified Financials: 6.7%
65,780	Anxin Trust Co. Ltd. #	122,546
161,886	AVIC Capital Co. Ltd. #	138,399
96,800	Bohai Financial Investment Holding Co. Ltd. # §	85,916
28,900	Central China Securities Co. Ltd. #	28,959
23,200	China Galaxy Securities Co. Ltd. #	38,746
82,500	China Merchants Securities Co. Ltd. #	228,910
283,800	CITIC Securities Co. Ltd. #	832,571
39,800	Dongxing Securities Co. Ltd. #	90,473
70,471	Everbright Securities Co. Ltd. #	138,142
75,780	First Capital Securities Co. Ltd. #	98,304
148,450	Founder Securities Co. Ltd. * #	147,955
135,550	Guotai Junan Securities Co. Ltd. #	370,781
88,730	Guoyuan Securities Co. Ltd. #	153,506
291,836	Haitong Securities Co. Ltd. #	531,924
39,200	Huaan Securities Co. Ltd. #	43,997
117,804	Huatai Securities Co. Ltd. #	323,225
167,318	Industrial Securities Co. Ltd. #	175,687
107,600	Orient Securities Co. Ltd. #	214,215
245,835	Pacific Securities Co. Ltd. #	113,294
30,500	SDIC Essence Holdings Co. Ltd. #	62,054
162,538	Shenwan Hongyuan Group Co. Ltd. #	128,522
76,300	Sinolink Securities Co. Ltd. #	100,547
86,500	SooChow Securities Co. Ltd. #	113,439
101,828	Southwest Securities Co. Ltd. #	70,805
13,200	Zheshang Securities Co. Ltd. * #	26,916
		4,379,833
Energy: 2.4%
66,000	China Coal Energy Co. Ltd. #	54,244
62,876	China Merchants Energy Shipping Co. Ltd. #	37,318
379,000	China Petroleum and Chemical Corp. #	403,456
71,410	China Shenhua Energy Co. Ltd. #	243,441
79,680	Offshore Oil Engineering Co. Ltd. #	78,868
233,600	PetroChina Co. Ltd. #	288,100
144,207	Shaanxi Coal Industry Co. Ltd. #	176,898
44,400	Shanxi Meijin Energy Co. Ltd. # §	38,366
56,800	Shanxi Xishan Coal and Electricity Power Co. Ltd. #	72,103
68,500	Sinopec Oilfield Service Corp. * #	23,303
276,910	Wintime Energy Co. Ltd. # §	139,757
13,900	Yanzhou Coal Mining Co. Ltd. #	30,062
		1,585,916
Financials: 1.3%
139,600	Changjiang Securities Co. Ltd. #	160,971
106,756	GF Securities Co. Ltd. #	280,055
72,850	Guoyuan Securities Co. Ltd. #	106,666
50,648	Northeast Securities Co. Ltd. #	63,579
106,422	Sealand Securities Co. Ltd. #	73,448
61,200	Shanxi Securities Co. Ltd. #	76,360
63,114	Western Securities Co. Ltd. #	97,968
		859,047
Food, Beverage & Tobacco: 7.6%
73,975	Beijing Dabeinong Technology Group Co. Ltd. #	68,013
35,667	Henan Shuanghui Investment and Development Co. Ltd. #	145,449
219,200	Inner Mongolia Yili Industrial Group Co. Ltd. #	981,566
21,699	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	375,131
18,126	Kweichow Moutai Co. Ltd. #	2,002,364
26,393	Luzhou Laojiao Co. Ltd. #	239,383
12,500	Muyuan Foodstuff Co. Ltd. #	90,712
76,000	New Hope Liuhe Co. Ltd. #	88,088
28,900	Shanghai Bailian Group Co. Ltd. #	50,406
68,400	Wuliangye Yibin Co. Ltd. #	741,837
138,056	Yonghui Superstores Co. Ltd. #	220,291
		5,003,240
Health Care Equipment & Services: 1.5%
21,900	Aier Eye Hospital Group Co. Ltd. #	140,357
17,556	Huadong Medicine Co. Ltd. #	178,004
38,500	Lepu Medical Technology Beijing Co. Ltd. #	195,939
37,546	Meinian Onehealth Healthcare Holdings Co. Ltd. #	152,547
25,965	Searainbow Holding Corp. * #	168,941
41,573	Shanghai Pharmaceuticals Holding Co. Ltd. #	161,272
		997,060
Insurance: 8.2%
60,111	China Life Insurance Co. Ltd. #	247,636
113,317	China Pacific Insurance Group Co. Ltd. #	639,903
53,400	Hubei Biocause Pharmaceutical Co. Ltd. #	66,685
30,076	New China Life Insurance Co. Ltd. #	226,609
390,658	Ping An Insurance Group Co. of China Ltd. #	4,169,713
		5,350,546
Materials: 7.7%
237,100	Aluminum Corporation of China Ltd. * # §	183,609
66,500	Angang Steel Co. Ltd. #	64,824
72,100	Anhui Conch Cement Co. Ltd. #	371,736
27,700	Baiyin Nonferrous Group Co. Ltd. #	27,998
318,828	Baoshan Iron and Steel Co. Ltd. #	441,929
120,300	BBMG Corp. #	95,779
110,436	Beijing Kangde Xin Composite Material Co. Ltd. # §	344,826
32,550	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	167,472
57,200	Beijing Shougang Co. Ltd. * #	45,212
46,300	China Hainan Rubber Industry Group Co. Ltd. * #	44,239
95,600	China Molybdenum Co. Ltd. #	130,996
78,570	China Northern Rare Earth Group High-Tech Co. Ltd. #	163,583
153,200	Hebei Iron & Steel Co. Ltd. #	86,244
176,116	Inner Mongolia Junzheng Energy and Chemical Industry Co. Ltd. # §	132,002
493,160	Inner Mongolian Baotou Steel Union Co. Ltd. * #	172,614
11,036	Jiangsu Bicon Pharmaceutical Listed Co. Ltd. #	45,971
37,400	Jiangxi Copper Co. Ltd. #	104,519
18,400	Jiangxi Ganfeng Lithium Co. Ltd. #	231,432
34,900	Jinduicheng Molybdenum Co. Ltd. * #	38,209
56,800	Kingenta Ecological Engineering Group Co. Ltd. # §	76,737
22,000	Lomon Billions Group Co. Ltd. #	61,669
12,200	Minmetals Capital Co. Ltd. * #	19,848
50,224	Qinghai Salt Lake Industry Co. Ltd. #	101,616
26,800	Shandong Gold Mining Co. Ltd. #	123,736
200,200	Shandong Nanshan Aluminum Co. Ltd. #	101,565
1,600	Shenzhen YUTO Packaging Technology Co. Ltd. #	13,451
60,100	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	90,330
52,800	Sinopec Shanghai Petrochemical Co. Ltd. #	50,851
24,765	Tianqi Lithium Industries, Inc. #	230,699
227,800	Tongling Nonferrous Metals Group Co. Ltd. * #	96,158
76,170	Wanhua Chemical Group Co. Ltd. # §	427,265
15,700	Xiamen Tungsten Co. Ltd. #	66,211
10,700	Zhejiang Huayou Cobalt Co. Ltd. * #	197,901
82,100	Zhejiang Longsheng Group Co. Ltd. #	147,470
62,246	Zhongjin Gold Corp. Ltd. #	92,003
374,200	Zijin Mining Group Co. Ltd. #	266,170
		5,056,874
Media: 1.3%
31,720	Beijing Enlight Media Co. Ltd. #	62,689
26,929	China Film Co. Ltd. #	71,062
19,900	Chinese Universe Publishing and Media Co. Ltd. #	48,561
98,950	CITIC Guoan Information Industry Co. Ltd. #	112,033
60,054	Huayi Brothers Media Corp. #	90,160
43,180	Jiangsu Broadcasting Cable Information Network Corp. Ltd. #	49,369
14,200	Perfect World Co .Ltd. #	73,145
47,613	Shanghai Oriental Pearl Media Co. Ltd. #	123,786
26,700	Wanda Cinema Line Co. Ltd. # §	237,186
		867,991
Pharmaceuticals, Biotechnology: 4.6%
19,800	Beijing Tongrentang Co. Ltd. #	106,453
17,300	Chongqing Zhifei Biological Products Co. Ltd. #	90,309
20,261	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. # §	94,300
15,300	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	35,284
20,160	Hualan Biological Engineering, Inc. #	94,845
60,986	Jiangsu Hengrui Medicine Co. Ltd. #	809,326
33,590	Jilin Aodong Medicine Industry Groups Co. Ltd. #	109,897
107,058	Kangmei Pharmaceutical Co. Ltd. #	383,051
2,700	Shandong Buchang Pharmaceuticals Co. Ltd. #	22,056
18,900	Shandong Dong-E E-Jiao Co. Ltd. #	184,326
36,300	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	244,025
53,860	Shanghai RAAS Blood Products Co. Ltd. # §	167,475
15,100	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	100,622
23,336	Tasly Pharmaceutical Group Co. Ltd. #	160,474
18,760	Yunnan Baiyao Group Co. Ltd. #	298,732
10,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	141,584
		3,042,759
Real Estate: 5.6%
46,500	Beijing Capital Development Co. Ltd. #	63,665
42,574	China Fortune Land Development Co. Ltd. #	229,730
85,459	China Merchants Shekou Industrial Zone Co. Ltd. #	303,420
175,300	China Vanke Co. Ltd. #	959,839
43,100	Financial Street Holdings Co. Ltd. #	68,573
32,600	Future Land Holdings Co. Ltd. #	182,682
81,401	Gemdale Corp. #	156,530
131,600	Greenland Holdings Corp. Ltd. #	158,451
256,604	Poly Real Estate Group Co. Ltd. #	567,226
62,700	RiseSun Real Estate Development Co. Ltd. #	102,347
26,440	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	79,475
45,590	Shanghai SMI Holding Co. Ltd. * #	58,359
27,901	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	59,778
58,400	Sunshine City Group Co. Ltd. #	73,416
155,081	Xinhu Zhongbao Co. Ltd. * #	115,532
90,374	Youngor Group Co. Ltd. #	121,227
98,100	Zhejiang China Commodities City Group Co. Ltd. #	84,300
203,600	Zhongtian Urban Development Group Co. Ltd. # §	255,372
		3,639,922
Retailing: 1.1%
88,120	China Grand Automotive Services Co. Ltd. #	102,461
44,100	Liaoning Cheng Da Co. Ltd. * #	127,424
23,200	Nanjing Xinjiekou Department Store Co. Ltd. #	122,866
134,300	Suning Commerce Group Co. Ltd. #	302,849
62,160	Wuchan Zhongda Group Co. Ltd. #	66,836
		722,436
Semiconductor: 1.0%
50,400	LONGi Green Energy Technology Co. Ltd. #	273,253
88,223	Sanan Optoelectronics Co. Ltd. #	328,134
1,600	Shenzhen Huiding Technology Co. Ltd. #	22,595
		623,982
Software & Services: 2.5%
40,300	Aisino Co. Ltd. #	148,140
35,020	Anhui USTC iFlytek Co. Ltd. #	333,468
11,506	Beijing Shiji Information Technology Co. Ltd. #	46,973
67,973	DHC Software Co. Ltd. #	88,390
108,264	East Money Information Co. Ltd. #	283,173
21,900	Giant Network Group Co. Ltd. #	111,416
7,800	Hithink RoyalFlush Information Network Co. Ltd. #	64,050
15,000	Hundsun Technologies, Inc. #	139,159
2,800	Hundsun Technologies, Inc. #	25,976
79,523	Ourpalm Co. Ltd. #	85,165
52,031	Wangsu Science and Technology Co. Ltd. #	115,863
26,364	Yonyou Network Technology Co. Ltd. #	158,591
15,500	Youzu Interactive Co. Ltd. #	53,814
		1,654,178
Technology Hardware & Equipment: 6.2%
94,500	Beijing Xinwei Telecom Technology Group Co. Ltd. # §	222,479
854,800	BOE Technology Group Co. Ltd. #	736,654
138,300	Dongxu Optoelectronic Technology Co. Ltd. #	170,997
20,122	Fiberhome Telecommunication Technologies Co. Ltd. #	89,358
176,460	Focus Media Information Technology Co. Ltd. #	373,480
70,200	GoerTek, Inc. #	154,173
58,200	Guangzhou Haige Communications Group, Inc. Co. #	95,293
1,500	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	19,732
133,164	Hangzhou Hikvision Digital Technology Co. Ltd. #	887,678
44,000	Jiangsu Protruly Vision Technology Group Co. Ltd. *	14,214
68,550	Shenzhen O-film Tech Co. Ltd. #	221,046
28,400	Shenzhen Sunway Communication Co. Ltd. #	165,482
74,000	Suzhou Victory Precision Manufacture Co. Ltd. #	60,465
64,100	Tsinghua Tongfang Co. Ltd. #	104,859
5,300	Tsinghua Unisplendour Co. Ltd. #	58,276
62,695	Zhejiang Dahua Technology Co. Ltd. #	256,236
85,820	ZTE Corp. * #	411,246
		4,041,668
Telecommunication Services: 0.7%
327,078	China United Network Communications Ltd. * #	303,087
51,928	Dr Peng Telecom & Media Group Co. Ltd. # §	124,719
		427,806
Transportation: 3.3%
71,800	Air China Ltd. #	131,297
137,700	China COSCO Holdings Co. Ltd. * #	130,828
141,500	China Eastern Airlines Corp. Ltd. #	162,338
61,000	China High-Speed Railway Technology Co. Ltd. #	66,514
114,400	China Shipping Container Lines Co. Ltd. * #	55,566
126,600	China Southern Airlines Co. Ltd. #	206,343
214,491	Daqin Railway Co. Ltd. #	284,646
122,300	Guangshen Railway Co. Ltd. #	89,587
26,800	Guangzhou Port Co. Ltd. #	23,474
600,300	Hainan Airlines Co. Ltd. # §	282,320
142,467	Ningbo Port Co. Ltd. #	121,332
8,000	SF Holding Co. Ltd.	63,068
34,700	Shanghai International Airport Co. Ltd. #	264,911
108,600	Shanghai International Port Group Co. Ltd. #	123,676
9,900	Spring Airlines Co. Ltd. #	48,012
11,000	STO Express Co. Ltd. #	42,715
12,200	YTO Express Group Co. Ltd. #	31,611
		2,128,238
Utilities: 2.7%
86,900	Beijing Capital Co. Ltd. #	73,278
168,399	China National Nuclear Power Co. Ltd. #	180,110
238,000	China Yangtze Power Co. Ltd. #	612,082
108,100	Datang International Power Generation Co. Ltd. * #	63,905
425,200	GD Power Development Co. Ltd. #	202,070
151,431	Huaneng Power International, Inc. #	165,023
146,800	SDIC Power Holdings Co. Ltd. #	165,570
34,806	Shanghai Electric Power Co. Ltd. #	49,268
79,400	Sichuan Chuantou Energy Co. Ltd. #	113,446
147,110	Zhejiang Zheneng Electric Power Co. Ltd. #	129,819
		1,754,571
Total Common Stocks (Cost: $50,235,409)		66,383,338

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 1.00%, 06/12/21 §	17,572
Total Investments: 100.2% (Cost: $50,252,640)		66,400,910
Liabilities in excess of other assets: (1.4)%		(934,818)
NET ASSETS: 100.0%		$65,466,092

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66,263,927 which represents 101.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,004,052 which represents 4.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	11.5%	$7,608,074
Consumer Staples	7.5	5,003,240
Energy	2.4	1,585,916
Financials	32.9	21,851,512
Health Care	6.1	4,039,819
Industrials	13.7	9,095,776
Information Technology	9.5	6,337,400
Materials	7.6	5,056,874
Real Estate	5.5	3,639,922
Telecommunication Services	0.7	427,806
Utilities	2.6	1,754,571
	100.0%	$66,400,910

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,949,997	$—	$1,949,997
Banks	—	11,262,086	—	11,262,086
Capital Goods	42,129	6,388,197	—	6,430,326
Commercial & Professional Services	—	537,212	—	537,212
Consumer Durables & Apparel	—	3,520,830	—	3,520,830
Consumer Services	—	546,820	—	546,820
Diversified Financials	—	4,379,833	—	4,379,833
Energy	—	1,585,916	—	1,585,916
Financials	—	859,047	—	859,047
Food, Beverage & Tobacco	—	5,003,240	—	5,003,240
Health Care Equipment & Services	—	997,060	—	997,060
Insurance	—	5,350,546	—	5,350,546
Materials	—	5,056,874	—	5,056,874
Media	—	867,991	—	867,991
Pharmaceuticals, Biotechnology	—	3,042,759	—	3,042,759
Real Estate	—	3,639,922	—	3,639,922
Retailing	—	722,436	—	722,436
Semiconductor	—	623,982	—	623,982
Software & Services	—	1,654,178	—	1,654,178
Technology Hardware & Equipment	14,214	4,027,454	—	4,041,668
Telecommunication Services	—	427,806	—	427,806
Transportation	63,068	2,065,170	—	2,128,238
Utilities	—	1,754,571	—	1,754,571
Foreign Debt Obligation*	—	17,572	—	17,572
Total	$119,411	$66,281,499	$—	$66,400,910

*	See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $32,276,944 and transfers from Level 2 to Level 1 were $88,674. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Automobiles & Components: 3.0%
62,522	Byd Co. Ltd. #	$562,405
25,800	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	76,664
78,758	Zhejiang Wanfeng Auto Wheel Co. Ltd. # §	155,535
		794,604
Banks: 1.9%
167,232	Bank of Ningbo Co. Ltd. #	517,246
Capital Goods: 14.7%
65,800	AVIC Electromechanical Systems Co. Ltd. #	116,756
104,600	Beijing Orient Landscape Co. Ltd. #	334,723
48,200	Beijing SPC Environmental Protection Tech Co. Ltd. #	115,037
38,505	Eve Energy Co. Ltd. #	107,799
51,530	Guoxuan High-Tech Co. Ltd. #	180,338
65,500	Han’s Laser Technology Co. Ltd. #	556,589
85,800	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. #	147,533
93,300	Jiangxi Special Electric Motor Co. Ltd. #	166,452
133,709	Luxshare Precision Industry Co. Ltd. #	521,843
43,100	Shenwu Environmental Technology Co. Ltd. §	102,056
77,890	Shenzhen Inovance Technology Co. Ltd. #	418,318
91,722	Siasun Robot & Automation Co. Ltd. * #	291,851
102,949	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	212,457
159,070	Xinjiang Goldwind Science and Technology Co. Ltd. #	454,356
62,751	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	177,789
		3,903,897
Commercial & Professional Services: 2.2%
113,563	Beijing Originwater Technology Co. Ltd. #	323,509
101,497	BlueFocus Communication Group Co. Ltd. #	125,187
110,600	Eternal Asia Supply Chain Management Ltd. #	128,054
		576,750
Consumer Durables & Apparel: 3.0%
42,200	Guangdong Alpha Animation and Culture Co. Ltd. #	82,821
35,680	Hangzhou Robam Appliances Co. Ltd. #	211,784
63,951	NavInfo Co. Ltd. #	254,866
43,993	Suofeiya Home Collection Co. Ltd. #	237,528
		786,999
Consumer Services: 0.7%
53,321	Songcheng Performance Development Co. Ltd. #	173,767
Diversified Financials: 3.1%
157,180	First Capital Securities Co. Ltd. #	203,899
134,981	Guoyuan Securities Co. Ltd. #	233,522
121,700	Shanxi Securities Co. Ltd. #	151,846
142,410	Western Securities Co. Ltd. #	221,054
		810,321
Energy: 0.3%
57,310	Cangzhou Mingzhu Plastic Co. Ltd. #	86,834
Food, Beverage & Tobacco: 7.5%
166,275	Beijing Dabeinong Technology Group Co. Ltd. #	152,874
275,688	Guangdong Wens Foodstuffs Group Co. Ltd. #	930,393
41,538	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	718,106
25,500	Muyuan Foodstuff Co. Ltd. #	185,053
		1,986,426
Health Care Equipment & Services: 3.2%
44,620	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	170,528
67,596	Lepu Medical Technology Beijing Co. Ltd. #	344,018
83,300	Meinian Onehealth Healthcare Holdings Co. Ltd. #	338,425
		852,971
Materials: 11.4%
145,595	Beijing Kangde Xin Composite Material Co. Ltd. # §	454,607
39,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	263,259
65,999	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	339,569
41,900	Do-Fluoride Chemicals Co. Ltd. #	116,196
213,676	GEM Co. Ltd. #	252,735
12,500	Guangzhou Tinci Materials Technology Co. Ltd. #	92,802
37,500	Jiangxi Ganfeng Lithium Co. Ltd. #	471,669
111,100	Kingenta Ecological Engineering Group Co. Ltd. # §	150,096
34,700	Lomon Billions Group Co. Ltd. # §	97,268
54,720	Tianqi Lithium Industries, Inc. #	509,745
107,300	Xinjiang Zhongtai Chemical Co. Ltd. #	208,191
22,400	Zhejiang Transfar Co. Ltd. #	60,295
		3,016,432
Media: 3.6%
70,710	Beijing Enlight Media Co. Ltd. #	139,745
113,315	Guangdong Advertising Co. Ltd. #	84,728
121,491	Huayi Brothers Media Corp. #	182,396
26,500	Perfect World Co. Ltd. #	136,503
36,300	Wanda Cinema Line Co. Ltd. # §	322,466
52,246	Zhejiang Huace Film and TV Co. Ltd. #	98,759
		964,597
Pharmaceuticals, Biotechnology: 6.4%
31,398	Beijing SL Pharmaceutical Co. Ltd. #	175,281
37,980	Da An Gene Co. Ltd. Sun Yat-Sen University #	96,113
38,600	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	89,016
40,760	Hualan Biological Engineering, Inc. #	191,759
89,363	Shanghai RAAS Blood Products Co. Ltd. # §	277,871
27,040	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	180,187
67,198	Sichuan Kelun Pharmaceutical Co. Ltd. #	310,489
47,400	Yifan Pharmaceutical Co. Ltd. #	165,778
37,600	Zhejiang NHU Co. Ltd. #	203,194
		1,689,688
Real Estate: 0.8%
132,800	RiseSun Real Estate Development Co. Ltd. #	216,773
Retailing: 2.2%
256,037	Suning Commerce Group Co. Ltd. #	577,369
Semiconductor: 0.8%
133,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	212,111
Software & Services: 12.2%
75,700	Anhui USTC iFlytek Co. Ltd. #	720,833
37,000	Beijing Kunlun Tech Co. Ltd. #	150,202
24,490	Beijing Shiji Information Technology Co. Ltd. #	99,980
70,500	Beijing Sinnet Technology Co. Ltd. §	204,296
133,258	DHC Software Co. Ltd. #	173,285
219,942	East Money Information Co. Ltd. #	575,276
28,480	Giant Network Group Co. Ltd. #	144,892
31,800	Hangzhou Shunwang Technology Co. Ltd. #	112,252
14,700	Hithink RoyalFlush Information Network Co. Ltd. #	120,710
184,640	Ourpalm Co. Ltd. #	197,741
161,770	Shanghai 2345 Network Holding Group Co. Ltd. #	145,945
40,700	Venustech Group, Inc. #	165,173
116,850	Wangsu Science and Technology Co. Ltd. #	260,203
55,000	Wonders Information Co. Ltd. #	159,433
		3,230,221
Technology Hardware & Equipment: 21.4%
80,600	Chaozhou Three-Circle Group Co. Ltd. #	303,465
29,970	China Aviation Optical-Electrical Technology Co. Ltd. #	195,572
325,100	Focus Media Information Technology Co. Ltd. #	688,078
145,716	GoerTek, Inc. #	320,021
118,400	Guangzhou Haige Communications Group, Inc. Co. #	193,862
245,550	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,636,849
36,280	Lens Technology Co. Ltd. #	148,372
69,300	Leyard Optoelectronic Co. Ltd. #	257,376
41,700	Shenzhen Everwin Precision Technology Co. Ltd. #	129,853
149,062	Shenzhen O-film Tech Co. Ltd. #	480,665
58,801	Shenzhen Sunway Communication Co. Ltd. #	342,623
144,200	Suzhou Victory Precision Manufacture Co. Ltd. #	117,824
28,900	Tongfang Guoxin Electronics Co. Ltd. #	236,139
39,400	Zhejiang Crystal-Optech Co. Ltd. #	123,671
122,105	Zhejiang Dahua Technology Co. Ltd. #	499,046
		5,673,416
Transportation: 0.4%
13,500	SF Holding Co. Ltd.	106,427
Utilities: 0.5%
47,900	Beijing Water Business Doctor Co. Ltd. #	128,873
Total Common Stocks (Cost: $19,613,583)		26,305,722
Other assets less liabilities: 0.7%		173,012
NET ASSETS: 100.0%		$26,478,734

Footnotes:
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,892,943 which represents 97.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,764,195 which represents 6.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	12.5%	$3,297,336
Consumer Staples	7.6	1,986,426
Energy	0.3	86,834
Financials	5.0	1,327,567
Health Care	9.7	2,542,659
Industrials	17.4	4,587,074
Information Technology	34.7	9,115,748
Materials	11.5	3,016,432
Real Estate	0.8	216,773
Utilities	0.5	128,873
	100.0%	$26,305,722

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$794,604	$—	$794,604
Banks	—	517,246	—	517,246
Capital Goods	102,056	3,801,841	—	3,903,897
Commercial & Professional Services	—	576,750	—	576,750
Consumer Durables & Apparel	—	786,999	—	786,999
Consumer Services	—	173,767	—	173,767
Diversified Financials	—	810,321	—	810,321
Energy	—	86,834	—	86,834
Food, Beverage & Tobacco	—	1,986,426	—	1,986,426
Health Care Equipment & Services	—	852,971	—	852,971
Materials	—	3,016,432	—	3,016,432
Media	—	964,597	—	964,597
Pharmaceuticals, Biotechnology	—	1,689,688	—	1,689,688
Real Estate	—	216,773	—	216,773
Retailing	—	577,369	—	577,369
Semiconductor	—	212,111	—	212,111
Software & Services	204,296	3,025,925	—	3,230,221
Technology Hardware & Equipment	—	5,673,416	—	5,673,416
Transportation	106,427	—	—	106,427
Utilities	—	128,873	—	128,873
Total	$412,779	$25,892,943	$—	$26,305,722

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $12,246,714 and transfers from Level 2 to Level 1 were $305,624. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.0%
Banks: 8.7%
1,305,815	Commercial International Bank (GDR) Reg S	$6,633,540
Capital Goods: 7.1%
439,973	El Sewedy Electric Co. #	5,410,568
Consumer Durables & Apparel: 2.0%
1,750,805	Oriental Weavers #	1,562,368
Diversified Financials: 15.4%
633,881	Egyptian Financial Group-Hermes Holding Co. (GDR) # Reg S	1,852,738
1,429,003	Egyptian Financial Group-Hermes Holding SAE	2,086,361
5,848,709	Egyptian Kuwaiti Holding Co. (USD) #	5,852,277
3,490,886	Pioneers Holding * #	1,916,027
		11,707,403
Energy: 3.5%
175,704	ADES International Holding Ltd. (USD) * † Reg S 144A	2,666,308
Food, Beverage & Tobacco: 11.2%
1,293,422	Arabian Food Industries Co. DOMTY * #	767,971
157,650	Eastern Tobacco	5,318,966
3,717,181	Juhayna Food Industries #	2,410,555
		8,497,492
Health Care Equipment & Services: 2.8%
2,713,728	Ibnsina Pharma SAE *	1,508,482
129,310	Integrated Diagnostics Holdings Plc (USD) † Reg S 144A	601,291
		2,109,773
Materials: 16.5%
1,065,648	Abou Kir Fertilizers & Chemical Industries #	1,922,289
3,476,965	Alexandria Mineral Oils Co. #	2,014,911
1,780,280	Cenatamin Plc (GBP) #	3,859,411
1,706,335	Ezz Steel * #	2,568,252
1,319,174	Sidi Kerir Petrochemcials Co. #	2,230,133
		12,594,996
Real Estate: 21.9%
5,283,997	Emaar Misr for Development SAE * #	1,464,232
1,118,228	Heliopolis Housing #	2,360,584
4,804,136	Medinet Nasr Housing #	3,294,748
10,981,836	Palm Hills Developments SAE * #	3,186,641
1,812,348	Six of October Development & Investment Co. * #	2,796,005
5,522,330	Talaat Moustafa Group #	3,582,408
		16,684,618
Telecommunication Services: 9.9%
11,478,098	Global Telecom Holding SAE *	4,277,431
22,595,838	Orascom Telecom Media and Technology Holding SAE #	1,119,997
3,063,842	Telecom Egypt	2,147,991
		7,545,419
Total Common Stocks (Cost: $55,396,662)		75,412,485
MONEY MARKET FUND: 0.7% (Cost: $486,377)
486,377	Dreyfus Government Cash Management Fund - Institutional Shares	486,377
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $55,883,039)		75,898,862

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Repurchase Agreements: 1.3%
$1,000,000	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,000,202; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,020,000 including accrued interest)	1,000,000
3,845	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.80%, due 4/2/18, proceeds $3,846; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 10/31/23 to 9/9/49, valued at $3,922 including accrued interest)	3,845
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,003,845)		1,003,845
Total Investments: 101.0% (Cost: $56,886,884)		76,902,707
Liabilities in excess of other assets: (1.0)%		(727,368)
NET ASSETS: 100.0%		$76,175,339

Definitions:

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $948,045.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $50,172,115 which represents 65.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,267,599, or 4.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.1%	$1,562,368
Consumer Staples	11.2	8,497,492
Energy	3.5	2,666,308
Financials	24.2	18,340,943
Health Care	2.8	2,109,773
Industrials	7.1	5,410,568
Materials	16.6	12,594,996
Real Estate	22.0	16,684,618
Telecommunication Services	9.9	7,545,419
Money Market Fund	0.6	486,377
	100.0%	$75,898,862

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$6,633,540	$—	$—	$6,633,540
Capital Goods	—	5,410,568	—	5,410,568
Consumer Durables & Apparel	—	1,562,368	—	1,562,368
Diversified Financials	2,086,361	9,621,042	—	11,707,403
Energy	2,666,308	—	—	2,666,308
Food, Beverage & Tobacco	5,318,966	3,178,526	—	8,497,492
Health Care Equipment & Services	2,109,773	—	—	2,109,773
Materials	—	12,594,996	—	12,594,996
Real Estate	—	16,684,618	—	16,684,618
Telecommunication Services	6,425,422	1,119,997	—	7,545,419
Money Market Fund	486,377	—	—	486,377
Repurchase Agreements	—	1,003,845	—	1,003,845
Total	$25,726,747	$51,175,960	$—	$76,902,707

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $22,392,583 and transfers from Level 2 to Level 1 were $18,472,667. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments

See Notes to Schedules of Investments

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 2.3%
280,215	Amtek Auto Ltd. * #	$90,966
57,275	Atul Auto Ltd. #	389,742
197,963	Ceat Ltd. #	4,611,777
79,861	JBM Auto Ltd. #	467,409
592,013	JK Tyre & Industries Ltd. #	1,489,371
		7,049,265
Banks: 6.9%
1,566,498	Allahabad Bank * #	1,205,385
1,898,437	Andhra Bank * #	1,219,473
2,459,723	Dena Bank * #	714,757
1,641,737	Development Credit Bank Ltd. #	4,104,645
140,558	GIC Housing Finance Ltd. #	809,271
2,481,850	Indian Overseas Bank * #	667,294
2,483,016	Jammu & Kashmir Bank Ltd. * #	2,313,884
1,506,019	Karnataka Bank Ltd. #	2,681,456
556,814	Lakshmi Vilas Bank Ltd. #	848,184
752,958	Oriental Bank of Commerce * #	1,067,070
9,639,291	South Indian Bank Ltd. #	3,399,539
2,264,931	Syndicate Bank * #	1,946,256
1,421,238	UCO Bank * #	474,671
		21,451,885
Capital Goods: 13.7%
108,698	BEML Ltd. #	1,759,998
188,351	BGR Energy Systems Ltd. * #	296,634
2,794,644	Crompton Greaves Ltd. * #	3,351,335
34,018	Force Motors Ltd. #	1,434,262
5,411,419	Hindustan Construction Co. Ltd. * #	1,862,955
337,887	Inox Wind Ltd. * #	568,003
3,238,951	Jain Irrigation Systems Ltd. #	5,358,443
11,900,160	Jaiprakash Associates Ltd. * #	3,524,460
409,067	KEI Industries Ltd. #	2,437,787
619,297	Kushal Tradelink Ltd. #	1,079,983
193,000	LEEL Electricals Ltd. #	712,061
1,087,554	MMTC Ltd. #	934,563
4,246,033	Nagarjuna Construction Co. Ltd. #	7,747,544
95,100	Nissei ASB Machine Co. Ltd. #	6,576,476
409,777	Patel Engineering Ltd. * #	383,428
962,605	Pipavav Defence & Offshore Engineering Co. Ltd. * #	410,452
471,945	Praj Industries Ltd. #	589,371
38,140	Rushil Decor Ltd. #	466,676
64,529	SML Isuzu Ltd.	760,437
573,781	Texmaco Rail & Engineering Ltd. #	740,697
301,344	Titagarh Wagons Ltd. #	511,802
385,081	Welspun Enterprises Ltd. #	846,492
		42,353,859
Consumer Durables & Apparel: 7.5%
82,080	Amber Enterprises India Ltd. *	1,345,815
266,331	Bajaj Electricals Ltd. #	2,326,037
539,083	Bombay Dyeing & Manufacturing Co. Ltd. #	2,007,986
256,986	Himatsingka Seide Ltd. #	1,388,077
59,143	Hitachi Home & Life Solutions India Ltd. #	2,285,072
515,239	Indo Count Industries Ltd. #	678,438
104,661	Jindal Worldwide Ltd. #	1,016,060
173,574	Kitex Garments Ltd. #	600,304
314,014	Mirza International Ltd. #	610,851
160,212	Raymond Ltd. #	2,222,431
4,587,386	Sintex Industries Ltd. #	1,276,333
637,543	Swan Energy Ltd. #	1,752,176
1,330,111	Trident Ltd. #	1,220,217
28,894	TTK Prestige Ltd. #	2,746,789
368,857	VIP Industries Ltd. #	1,816,068
		23,292,654
Consumer Services: 2.4%
221,271	Aptech Ltd. #	890,504
1,298,085	Chennai Super Kings Cricket Ltd. * # § ∞ ø	11,195
940,917	Cox & Kings Ltd. #	3,310,826
698,446	Delta Corp. Ltd. #	2,713,016
34,010	Kaya Ltd. * #	549,838
		7,475,379
Consumer, Cyclical: 0.2%
325,662	Kesoram Industries Ltd. * #	545,343
Diversified Financials: 5.4%
272,759	Central Depository Services India Ltd. * # Reg S	1,193,008
237,101	Credit Analysis & Research Ltd. #	4,417,036
7,953,246	IFCI Ltd. * #	2,403,025
271,771	Multi Commodity Exchange of India Ltd. #	2,804,279
1,676,443	PTC India Financial Services Ltd. #	622,301
292,567	Repco Home Finance Ltd. #	2,539,888
1,477,261	SREI Infrastructure Finance Ltd. #	1,689,592
430,141	Tourism Finance Corp of India Ltd. #	1,012,076
		16,681,205
Energy: 1.3%
152,341	Aban Offshore Ltd. * #	373,884
388,678	Chennai Petroleum Corp. Ltd. #	1,967,127
830,022	Gujarat Mineral Development Corp. Ltd. #	1,580,221
		3,921,232
Food, Beverage & Tobacco: 6.4%
8,383,095	Bajaj Hindusthan Ltd. * #	1,136,901
1,354,712	Balrampur Chini Mills Ltd. #	1,583,250
173,272	Dhampur Sugar Mills Ltd. #	364,831
118,747	Godfrey Phillips India Ltd. #	1,508,168
323,455	Kaveri Seed Co. Ltd. #	2,413,642
621,132	Kwality Dairy India Ltd. #	566,868
473,040	Manpasand Beverages Ltd. #	2,708,305
476,156	McLeod Russel India Ltd. #	1,056,812
338,473	Parag Milk Foods Ltd. # Reg S 144A	1,304,634
201,833	Prabhat Dairy Ltd. # Reg S	469,304
579,916	Radico Khaitan Ltd. #	2,992,529
4,728,833	Shree Renuka Sugars Ltd. * #	1,119,990
673,270	Triveni Engineering & Industries Ltd. #	424,302
36,770	Venky’s India Ltd. #	2,201,649
		19,851,185
Health Care Equipment & Services: 1.0%
700,515	Max India Ltd. *	898,982
246,680	Shalby Ltd. * # Reg S	791,085
140,225	Thyrocare Technologies Ltd. # Reg S 144A	1,290,761
		2,980,828
Household & Personal Products: 0.6%
347,826	Eveready Industries India Ltd. * #	2,017,749
Materials: 18.7%
291,369	Advanced Enzyme Technologies Ltd. # Reg S	963,224
103,805	Andhra Pradesh Paper Mills * #	466,444
50,970	Astec Lifesciences Ltd. #	455,395
77,421	Atul Ltd. #	3,107,939
433,035	Bhansali Engineering Polymers Ltd. #	1,153,483
318,929	Bodal Chemicals Ltd. #	593,867
579,901	Century Plyboards India Ltd. #	2,928,559
1,086,337	Chambal Fertilizers & Chemicals Ltd. #	2,770,891
230,226	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	1,027,711
461,980	EID Parry India Ltd. #	1,953,479
260,920	GHCL Ltd. #	1,045,785
405,663	Gujarat Narmada Valley Fertilizers Co. Ltd. #	2,287,650
1,340,529	India Cements Ltd. #	2,944,136
64,536	Indian Metals & Ferro Alloys Ltd. #	429,722
523,998	Jai Corp. Ltd. #	1,091,804
1,286,675	Jindal Saw Ltd. #	2,376,820
615,820	Jindal Stainless Hisar Ltd. * #	1,507,467
307,134	JK Lakshmi Cement Ltd. #	2,179,980
458,080	JK Paper Ltd. #	959,792
113,940	Kalyani Steels Ltd. #	524,123
78,941	Kiri Dyes & Chemicals Ltd. * #	512,334
663,793	Meghmani Organics Ltd. #	871,059
695,275	MOIL Ltd. #	2,096,984
45,058	Monsanto India Ltd. #	1,915,319
533,531	National Fertilizers Ltd. #	449,191
38,950	Nilkamal Ltd. #	912,564
429,057	NOCIL Ltd. #	1,278,196
89,965	Phillips Carbon Black Ltd. #	1,517,770
507,589	Rallis India Ltd. #	1,873,167
1,199,982	Rashtriya Chemicals & Fertilizers Ltd. #	1,365,139
655,143	Sanghi Industries Ltd. * #	1,203,431
90,173	Sarda Energy & Minerals Ltd. #	591,704
377,479	SH Kelkar & Co. Ltd. # Reg S 144A	1,514,008
186,427	Sharda Cropchem Ltd. #	1,100,565
1,550,648	Sintex Plastics Technology Ltd. * #	1,381,136
180,692	Sudarshan Chemical Industries #	1,233,250
114,405	Surya Roshni Ltd. #	676,092
180,649	Tamil Nadu Newsprint & Papers Ltd. #	972,094
66,005	Tata Metaliks Ltd. #	758,576
40,196	Tata Sponge Iron Ltd. #	572,142
26,725	Thirumalai Chemicals Ltd. #	706,572
273,196	Tinplate Co. of India Ltd. #	794,369
188,481	Uflex Ltd. #	996,815
836,499	Welspun Corp. Ltd. #	1,752,109
		57,812,857
Media: 4.9%
894,251	DEN Networks Ltd. * #	1,402,342
247,863	Eros International Media Ltd. * #	638,703
212,943	Eros International Plc (USD) *	2,321,079
318,005	GTPL Hathway Ltd. # Reg S 144A	683,524
93,075	Music Broadcast Ltd. * # Reg S	572,041
2,846,534	Network 18 Media & Investments Ltd. * #	2,631,625
254,154	PVR Ltd. #	4,762,018
91,290	S Chand and Co. Ltd. #	576,601
45,444	Saregama India Ltd. #	459,834
168,679	TV Today Network Ltd. #	1,267,707
		15,315,474
Pharmaceuticals, Biotechnology: 3.3%
269,226	Bliss Gvs Pharma Ltd. #	820,672
662,549	Granules India Ltd. #	1,059,583
480,369	Ipca Laboratories Ltd. #	4,846,695
218,129	JB Chemicals & Pharmaceuticals Ltd. #	1,043,306
2,181,239	Marksans Pharma Ltd. #	1,069,748
553,706	Suven Life Sciences Ltd. #	1,431,234
		10,271,238
Real Estate: 2.9%
1,187,453	Anant Raj Industries Ltd. #	860,189
634,937	DB Realty Ltd. * #	457,410
2,548,816	Housing Development & Infrastructure Ltd. * #	1,527,436
477,394	OMAXE Ltd. #	1,615,375
330,080	Sobha Developers Ltd. #	2,594,248
23,317,170	Unitech Ltd. * #	2,013,959
		9,068,617
Retailing: 2.2%
1,184,992	Future Retail Ltd. #	658,444
1,416,735	Infibeam Incorporation Ltd. #	3,245,100
59,640	Shankara Building Products Ltd. #	1,618,818
88,543	V2 Retail Ltd. * #	573,672
119,448	Yatra Online, Inc. (USD) *	789,551
		6,885,585
Software & Services: 7.7%
79,655	8K Miles Software Services Ltd. #	826,358
267,408	BLS International Services Ltd. #	480,328
1,791,144	Firstsource Solutions Ltd. * #	1,471,549
326,895	Intellect Design Arena Ltd. * #	835,889
234,515	Just Dial Ltd. * #	1,612,121
1,718,325	KPIT Cummins Infosystems Ltd. #	5,766,251
73,221	Majesco Ltd. #	555,951
126,046	Mastek Ltd. #	1,034,089
180,714	Newgen Software Technologies Ltd. *	642,263
887,763	NIIT Ltd. * #	1,371,129
327,361	NIIT Technologies Ltd. #	4,373,753
168,250	Quick Heal Technologies Ltd. # Reg S 144A	692,654
879,538	Rolta India Ltd. * #	778,100
347,765	Take Solutions Ltd. #	878,861
162,416	Tata Elxsi Ltd. #	2,469,780
		23,789,076
Technology Hardware & Equipment: 2.5%
226,068	Astra Microwave Products Ltd. #	268,792
1,575,348	HCL Infosystems Ltd. * #	1,242,178
2,219,569	Redington India Ltd. #	5,024,327
236,206	Tejas Networks Ltd. * # Reg S 144A	1,337,313
		7,872,610
Telecommunication Services: 1.9%
6,604,661	Himachal Futuristic Communications Ltd. * #	2,670,015
9,323,769	Reliance Communications Ltd. * #	3,150,451
		5,820,466
Transportation: 5.9%
73,084	Dredging Corp. of India Ltd. * #	659,346
104,552	Future Supply Chain Solutions Ltd. * # Reg S 144A	1,074,616
697,661	Gateway Distriparks Ltd. #	1,876,849
282,799	Gati Ltd. #	383,370
7,897,444	GVK Power & Infrastructure Ltd. * #	1,738,097
296,504	Jet Airways India Ltd. * #	2,784,451
185,690	Mahindra Logistics Ltd. * # Reg S 144A	1,384,091
388,966	MEP Infrastructure Developers Ltd. #	461,167
2,171,010	Mercator Lines Ltd. #	1,162,065
392,875	Navkar Corp. Ltd. * # Reg S 144A	915,945
1,114,480	Shipping Corp of India Ltd. * #	1,106,466
436,122	Snowman Logistics Ltd. * #	302,469
1,564,643	SpiceJet Ltd. * #	3,016,324
238,157	VRL Logistics Ltd. #	1,413,865
		18,279,121
Utilities: 2.1%
98,317	BF Utilities Ltd. * #	583,457
15,650,352	Jaiprakash Power Ventures Ltd. * #	1,151,481
1,931,551	PTC India Ltd. #	2,612,185
291,241	VA Tech Wabag Ltd. #	2,201,765
		6,548,888
Total Common Stocks (Cost: $265,018,232)		309,284,516
MONEY MARKET FUND: 0.6% (Cost: $1,787,057)

1,787,057	Dreyfus Government Cash Management Fund - Institutional Shares	1,787,057
Total Investments: 100.4% (Cost: $266,805,289)		311,071,573
Liabilities in excess of other assets: (0.4)%		(1,321,165)
NET ASSETS: 100.0%		$309,750,408

Definition:

USD	United States Dollar

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $302,526,389 which represents 97.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $11,195, or 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $11,195 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $10,197,546, or 3.3% of net assets.

Restricted securities held by the Fund as of March 31, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$11,195	0.0%

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	19.2%	$59,905,256
Consumer Staples	7.0	21,868,934
Energy	1.3	3,921,232
Financials	12.2	38,133,090
Health Care	4.3	13,252,066
Industrials	19.9	61,874,881
Information Technology	10.2	31,661,686
Materials	18.6	57,812,857
Real Estate	2.9	9,068,617
Telecommunication Services	1.9	5,820,466
Utilities	1.9	5,965,431
Money Market Fund	0.6	1,787,057
	100.0%	$311,071,573

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$7,049,265	$—	$7,049,265
Banks	—	21,451,885	—	21,451,885
Capital Goods	760,437	41,593,422	—	42,353,859
Consumer Durables & Apparel	1,345,815	21,946,839	—	23,292,654
Consumer Services	—	7,464,184	11,195	7,475,379
Consumer, Cyclical	—	545,343	—	545,343
Diversified Financials	—	16,681,205	—	16,681,205
Energy	—	3,921,232	—	3,921,232
Food, Beverage & Tobacco	—	19,851,185	—	19,851,185
Health Care Equipment & Services	898,982	2,081,846	—	2,980,828
Household & Personal Products	—	2,017,749	—	2,017,749
Materials	—	57,812,857	—	57,812,857
Media	2,321,079	12,994,395	—	15,315,474
Pharmaceuticals, Biotechnology	—	10,271,238	—	10,271,238
Real Estate	—	9,068,617	—	9,068,617
Retailing	789,551	6,096,034	—	6,885,585
Software & Services	642,263	23,146,813	—	23,789,076
Technology Hardware & Equipment	—	7,872,610	—	7,872,610
Telecommunication Services	—	5,820,466	—	5,820,466
Transportation	—	18,279,121	—	18,279,121
Utilities	—	6,548,888	—	6,548,888
Money Market Fund	1,787,057	—	—	1,787,057
Total	$8,545,184	$302,515,194	$11,195	$311,071,573

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $63,825,630. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Common Stocks
Consumer Services
Balance as of December 31, 2017	$11,440
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(245)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2018	$11,195

See Notes to Schedules of Investments

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Automobiles & Components: 6.3%
6,701,400	Astra International Tbk PT #	$3,563,832
Banks: 29.6%
2,855,800	Bank Central Asia Tbk PT #	4,851,396
1,471,500	Bank Danamon Indonesia Tbk PT #	737,078
6,107,902	Bank Mandiri Persero Tbk PT #	3,425,017
4,771,932	Bank Negara Indonesia Persero Tbk PT #	3,022,030
15,429,600	Bank Rakyat Indonesia Tbk PT #	4,049,338
2,709,900	Bank Tabungan Negara Tbk PT #	750,377
		16,835,236
Capital Goods: 1.6%
1,943,468	PP Persero Tbk PT #	370,654
2,952,488	Waskita Karya Persero Tbk PT #	532,637
		903,291
Diversified Financials: 1.1%
1,167,250	First Pacific Company Ltd. #	634,359
Energy: 10.1%
10,231,100	Adaro Energy Tbk PT #	1,594,105
2,905,897	Banpu PCL (NVDR) † #	1,851,334
978,369	United Tractors Tbk PT #	2,282,518
		5,727,957
Food, Beverage & Tobacco: 10.9%
4,615,700	Charoen Pokphand Indonesia Tbk PT #	1,159,092
243,100	First Resources Ltd. (SGD) #	312,384
3,177,300	Golden Agri-Resources Ltd. (SGD) #	851,678
295,300	Gudang Garam Tbk PT #	1,559,387
1,417,600	Indofood Cbp Sukses Makmur Tbk PT #	853,648
2,808,600	Indofood Sukses Makmur Tbk PT #	1,472,426
		6,208,615
Health Care Equipment & Services: 1.0%
3,723,397	Mitra Keluarga Karyasehat Tbk PT Reg S	565,237
Household & Personal Products: 4.6%
732,100	Unilever Indonesia Tbk PT #	2,640,835
Materials: 8.4%
1,483,100	Chandra Asri Petrochemical Tbk PT #	671,947
1,644,900	Indah Kiat Pulp and Paper Corp. Tbk PT #	1,319,824
1,153,800	Indocement Tunggal Prakarsa Tbk PT #	1,349,563
1,859,200	Semen Gresik Persero Tbk PT #	1,402,190
		4,743,524
Media: 1.3%
3,648,100	Surya Citra Media Tbk PT #	722,293
Pharmaceuticals, Biotechnology: 2.5%
12,894,500	Kalbe Farma Tbk PT #	1,409,280
Real Estate: 5.0%
5,910,000	Bumi Serpong Damai Tbk PT #	768,305
5,817,995	Ciputra Development Tbk PT #	499,555
44,927,800	Hanson International Tbk PT * #	481,473
9,005,700	Lippo Karawaci Tbk PT #	315,411
9,242,600	Pakuwon Jati Tbk PT #	424,774
4,983,700	Summarecon Agung Tbk PT #	329,045
		2,818,563
Retailing: 4.9%
63,288	Jardine Cycle & Carriage Ltd. #	1,671,649
1,418,600	Matahari Department Store Tbk PT #	1,133,111
		2,804,760
Telecommunication Services: 9.0%
158,634	Telekomunikasi Indonesia Tbk PT (ADR)	4,191,110
1,159,500	Tower Bersama Infrastructure Tbk PT #	470,281
2,324,575	XL Axiata Tbk PT * #	427,841
		5,089,232
Transportation: 0.8%
1,392,950	Jasa Marga Persero Tbk PT #	465,519
Utilities: 2.0%
6,668,400	Perusahaan Gas Negara Tbk PT #	1,121,500
Total Common Stocks (Cost: $66,223,172)		56,254,033
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $364,870)
Real Estate: 0.6%
1,140,300	Lippo Malls Indonesia Retail Trust #	335,743
MONEY MARKET FUND: 0.4% (Cost: $211,745)

211,745	Dreyfus Government Cash Management Fund - Institutional Shares	211,745
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $66,799,787)		56,801,521

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $350,131)
Repurchase Agreement: 0.6%
$350,131	Repurchase agreement dated 3/29/18 with Credit Agricole CIB, 1.75%, due 4/2/18, proceeds $350,199; (collateralized by various U.S. government and agency obligations, 1.50% to 1.63%, due 12/31/18 to 10/15/20, valued at $357,134 including accrued interest)	350,131
Total Investments: 100.7% (Cost: $67,149,918)		57,151,652
Liabilities in excess of other assets: (0.7)%		(375,916)
NET ASSETS: 100.0%		$56,775,736

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $318,548.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,833,429 which represents 91.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	12.5%	$7,090,885
Consumer Staples	15.6	8,849,450
Energy	10.1	5,727,957
Financials	30.7	17,469,595
Health Care	3.5	1,974,517
Industrials	2.4	1,368,810
Materials	8.3	4,743,524
Real Estate	5.5	3,154,306
Telecommunication Services	9.0	5,089,232
Utilities	2.0	1,121,500
Money Market Fund	0.4	211,745
	100.0%	$56,801,521

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,563,832	$—	$3,563,832
Banks	—	16,835,236	—	16,835,236
Capital Goods	—	903,291	—	903,291
Diversified Financials	—	634,359	—	634,359
Energy	—	5,727,957	—	5,727,957
Food, Beverage & Tobacco	—	6,208,615	—	6,208,615
Health Care Equipment & Services	565,237	—	—	565,237
Household & Personal Products	—	2,640,835	—	2,640,835
Materials	—	4,743,524	—	4,743,524
Media	—	722,293	—	722,293
Pharmaceuticals, Biotechnology	—	1,409,280	—	1,409,280
Real Estate	—	2,818,563	—	2,818,563
Retailing	—	2,804,760	—	2,804,760
Telecommunication Services	4,191,110	898,122	—	5,089,232
Transportation	—	465,519	—	465,519
Utilities	—	1,121,500	—	1,121,500
Real Estate Investment Trust*	—	335,743	—	335,743
Money Market Fund	211,745	—	—	211,745
Repurchase Agreement	—	350,131	—	350,131
Total	$4,968,092	$52,183,560	$—	$57,151,652

*	See Schedule of Investments for industry breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $25,994,658. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Banks: 15.0%
297,838	Bank Hapoalim BM #	$2,046,312
401,203	Bank Leumi Le-Israel BM #	2,421,201
14,483	First International Bank of Israel Ltd. #	305,422
325,627	Israel Discount Bank Ltd. * #	936,546
50,452	Mizrahi Tefahot Bank Ltd. #	965,559
5,966	Union Bank of Israel * #	33,856
		6,708,896
Capital Goods: 3.6%
13,281	Aeronautics Ltd. * #	34,953
5,637	Arotech Corp. †	17,193
6,321	Caesarstone Sdot-Yam Ltd.	124,208
9,541	Discount Investment Corp. #	28,651
6,482	Elbit Systems Ltd. #	779,775
2,691	Elco Holdings Ltd. #	56,195
467	Electra Ltd. #	117,538
814	FMS Enterprises Migun Ltd. #	26,556
19,715	Inrom Construction Industries Ltd. #	91,877
238	Klil Industries Ltd. #	22,855
7,860	Kornit Digital Ltd. (USD) * †	101,394
813	Plasson Industries Ltd. #	37,466
29,505	Shapir Engineering and Industry Ltd. #	94,605
54,029	Shikun & Binui Ltd. #	89,266
		1,622,532
Commercial & Professional Services: 0.1%
58,299	Fluence Corp. Ltd. (AUD) * #	23,966
1,389	Pointer Telocation Ltd. (USD) *	20,279
		44,245
Consumer Durables & Apparel: 1.7%
40,099	Avgol Industries 1953 Ltd. #	39,578
2,459	Delta-Galil Industries Ltd. #	72,497
2,772	Electra Consumer Products Ltd. #	42,789
1,866	Fox Wizel Ltd. #	33,124
11,898	Maytronics Ltd. #	59,117
5,754	SodaStream International Ltd. (USD) *	528,390
		775,495
Consumer Services: 0.5%
60,609	888 Holdings Plc #	229,405
Diversified Financials: 0.8%
7,929	Meitav DS Investments Ltd. #	25,396
20,731	Plus500 Ltd. (GBP) #	332,136
		357,532
Energy: 4.7%
430	Delek Energy Systems Ltd.	199,026
1,316	Delek Group Ltd. #	222,594
20,582	Delek US Holdings, Inc.	837,687
2,515	Jerusalem Oil Exploration * #	139,836
9,578	Naphtha Israel Petroleum Corp. Ltd. #	62,175
460,201	Oil Refineries Ltd. #	213,271
2,807	Paz Oil Co. Ltd. #	413,194
		2,087,783
Food & Staples Retailing: 0.6%
2,017	Rami Levi Chain Stores Hashikma Marketing Ltd. #	101,649
29,662	Shufersal Ltd. #	189,454
		291,103
Food, Beverage & Tobacco: 0.7%
431	Neto ME Holdings Ltd. #	40,183
12,213	Strauss Group Ltd. #	263,024
		303,207
Health Care Equipment & Services: 2.0%
12,543	Mazor Robotics Ltd. * #	382,462
20,727	Mediterranean Towers Ltd. #	42,064
19,152	Novocure Ltd. (USD) *	417,514
50,800	Sisram Medical Ltd. (HKD) * # Reg S 144A	38,151
		880,191
Insurance: 2.0%
8,449	Clal Insurance Enterprises Holdings Ltd. * #	152,886
3,145	Direct Insurance Financial #	40,891
30,284	Harel Insurance Investments & Financial Services Ltd. #	239,751
2,078	IDI Insurance Co. Ltd. #	136,207
6,079	Menorah Mivtachim Holdings Ltd. #	77,837
90,806	Migdal Insurance & Financial Holding Ltd. #	97,211
24,587	Phoenix Holdings Ltd. * #	135,331
		880,114
Materials: 3.9%
10,193	Frutarom Industries Ltd. #	936,354
143,471	Israel Chemicals Ltd. #	608,514
994	Israel Corp. Ltd. * #	187,581
		1,732,449
Media: 0.1%
11,089	Taptica international Ltd. (GBP) †	48,534
Pharmaceuticals, Biotechnology: 18.8%
24,651	BioLine RX Ltd. (ADR) *	21,446
12,727	Compugen Ltd. (USD) * †	56,635
8,575	Foamix Pharmaceuticals Ltd. (USD) * †	43,990
6,445	Intec Pharma Ltd. *	39,854
8,661	Kamada Ltd. * #	39,911
93,408	Opko Health, Inc. * †	296,103
36,522	Perrigo Co. Plc (USD)	3,043,743
25,152	Pluristem Therapeutics, Inc. (USD) * †	34,458
37,373	Protalix BioTherapeutics, Inc. (USD) *	20,178
4,187	Redhill Biopharma Ltd. (ADR) * †	21,647
2,974	Taro Pharmaceutical Industries Ltd. (USD) *	293,653
255,891	Teva Pharmaceutical Industries Ltd. #	4,362,225
3,026	UroGen Pharma Ltd. (USD) * †	150,362
3,141	Vascular Biogenics Ltd. (USD) * †	7,224
		8,431,429
Real Estate: 5.5%
3,414	Africa Israel Properties Ltd. * #	84,301
20,210	Airport City Ltd. * #	218,287
45,925	Alony Hetz Properties & Investments Ltd. #	414,786
1,957	Alrov Properties and Lodgings Ltd. #	67,839
33,565	Amot Investments Ltd. #	179,973
9,375	Ashtrom Properties Ltd. #	45,272
10,223	Azrieli Group Ltd. #	490,974
283	Bayside Land Corp. #	133,891
1,279	Big Shopping Centers Ltd. #	85,453
1,368	Blue Square Real Estate Ltd. #	51,249
23,151	Gazit-Globe Ltd. #	228,784
39,286	Industrial Buildings Corp. * †	54,629
66,984	Jerusalem Economy Ltd. * #	162,091
4,477	Melisron Ltd. #	178,740
621	Property & Building Corp. #	53,060
		2,449,329
Retailing: 0.3%
7,298	Carasso Motors Ltd.	51,115
10,075	Delek Automotive Systems Ltd. † #	75,631
		126,746
Semiconductor: 5.8%
5,367	Camtek Ltd. (USD)	36,227
6,037	Ceva, Inc. *	218,539
5,389	DSP Group, Inc. *	63,590
12,516	Mellanox Technologies Ltd. (USD) *	911,791
7,787	Nova Measuring Instruments Ltd. * #	210,293
8,615	SolarEdge Technologies, Inc. (USD) *	453,149
26,166	Tower Semiconductor Ltd. (USD) *	704,127
		2,597,716
Software & Services: 25.6%
8,435	Allot Communications Ltd. (USD) *	46,097
41,177	Amdocs Ltd.	2,747,329
4,143	Attunity Ltd. * †	31,072
34,147	Check Point Software Technologies Ltd. (USD) *	3,392,163
9,422	CyberArk Software Ltd. (USD) *	480,710
1,449	ForeScout Technologies, Inc. *	47,006
2,277	Formula Systems Ltd. #	83,083
3,736	Hilan Ltd. #	83,280
8,828	Imperva, Inc. *	382,252
15,041	LivePerson, Inc. *	245,920
6,458	Magic Software Enterprises Ltd. (USD) †	54,893
8,454	Matrix IT Ltd. #	95,637
16,996	NICE Systems Ltd. #	1,586,571
12,547	Perion Network Ltd. (USD) *	10,038
12,976	SafeCharge International Group Ltd. #	53,296
5,992	Sapiens International Corp. NV (USD)	51,112
6,065	Varonis Systems, Inc. *	366,932
17,585	Verint Systems, Inc. *	749,121
10,478	Wix.com Ltd. (USD) *	833,525
54,418	XLMedia Plc #	121,709
		11,461,746
Technology Hardware & Equipment: 3.8%
6,386	AudioCodes Ltd. (USD) *	45,660
17,010	Ceragon Networks Ltd. (USD) *	45,757
6,417	Gilat Satellite Networks Ltd. * #	55,028
4,587	Ituran Location and Control Ltd. (USD)	142,656
3,122	Magal Security Systems Ltd. (USD) * †	18,014
12,292	Orbotech Ltd. (USD) *	764,317
2,826	RADCOM Ltd. (USD) * †	51,857
10,334	Radware Ltd. (USD) *	220,631
1,538	Silicom Ltd. (USD)	52,923
13,034	Stratasys Ltd. * †	263,026
23,654	Telit Communications Plc (GBP)	49,839
		1,709,708
Telecommunication Services: 2.4%
569,560	Bezeq The Israeli Telecommunication Corp. Ltd. #	729,332
15,047	Cellcom Israel Ltd. * #	106,869
32,746	Partner Communications Co. Ltd. * #	148,196
172,300	Sky And Space Global Ltd. * †	15,860
5,207	Space Communication Ltd. * #	24,602
57,674	Suny Cellular Communication Ltd. * #	37,012
		1,061,871
Transportation: 0.1%
77,436	El Al Israel Airlines #	25,922
Utilities: 1.6%
33,038	Energix-Renewable Energies Ltd. * #	32,040
84,939	Enlight Renewable Energy Ltd. * #	42,532
4,428	Kenon Holdings Ltd. #	71,688
10,378	Ormat Technologies, Inc.	585,112
		731,372
Total Common Stocks (Cost: $45,959,834)		44,557,325

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Repurchase Agreements: 2.3%
$1,000,000	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.82%, due 4/2/18, proceeds $1,000,202; (collateralized by various U.S. government and agency obligations, 0.00% to 10.00%, due 5/15/18 to 10/20/67, valued at $1,020,000 including accrued interest)	1,000,000
18,473	Repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.80%, due 4/2/18, proceeds $18,477; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 10/31/23 to 9/9/49, valued at $18,842 including accrued interest)	18,473
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,018,473)		1,018,473
Total Investments: 101.9% (Cost: $46,978,307)		45,575,798
Liabilities in excess of other assets: (1.9)%		(843,736)
NET ASSETS: 100.0%		$44,732,062

Definitions:

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $942,490.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,046,818 which represents 53.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $38,151, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.7%	$1,180,180
Consumer Staples	1.3	594,310
Energy	4.7	2,087,783
Financials	17.8	7,946,542
Health Care	20.9	9,311,620
Industrials	3.8	1,692,699
Information Technology	35.4	15,769,170
Materials	3.9	1,732,449
Real Estate	5.5	2,449,329
Telecommunication Services	2.4	1,061,871
Utilities	1.6	731,372
	100.0%	$44,557,325

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$6,708,896	$—	$6,708,896
Capital Goods	242,795	1,379,737	—	1,622,532
Commercial & Professional Services	20,279	23,966	—	44,245
Consumer Durables & Apparel	528,390	247,105	—	775,495
Consumer Services	—	229,405	—	229,405
Diversified Financials	—	357,532	—	357,532
Energy	1,036,713	1,051,070	—	2,087,783
Food & Staples Retailing	—	291,103	—	291,103
Food, Beverage & Tobacco	—	303,207	—	303,207
Health Care Equipment & Services	417,514	462,677	—	880,191
Insurance	—	880,114	—	880,114
Materials	—	1,732,449	—	1,732,449
Media	48,534	—	—	48,534
Pharmaceuticals, Biotechnology	4,029,293	4,402,136	—	8,431,429
Real Estate	54,629	2,394,700	—	2,449,329
Retailing	51,115	75,631	—	126,746
Semiconductor	2,387,423	210,293	—	2,597,716
Software & Services	9,438,170	2,023,576	—	11,461,746
Technology Hardware & Equipment	1,654,680	55,028	—	1,709,708
Telecommunication Services	15,860	1,046,011	—	1,061,871
Transportation	—	25,922	—	25,922
Utilities	585,112	146,260	—	731,372
Repurchase Agreements	—	1,018,473	—	1,018,473
Total	$20,510,507	$25,065,291	$—	$45,575,798

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $2,857,802 and transfers from Level 2 to Level 1 were $333,952. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 31.5%
23,086	Alior Bank SA * #	$496,828
10,802	Bank Handlowy w Warszawie SA #	238,781
140,401	Bank Millennium SA * #	337,311
28,484	Bank Pekao SA #	1,026,857
7,738	Bank Zachodni WBK SA #	819,746
7,744	ING Bank Slaski SA * #	445,555
3,498	mBank SA * #	428,280
108,450	PKO Bank Polski SA * #	1,283,312
		5,076,670
Consumer Durables & Apparel: 8.3%
342	LPP SA #	868,837
6,734	NG2 SA #	459,698
		1,328,535
Diversified Financials: 1.8%
4,478	Kruk SA #	285,488
Energy: 13.9%
28,734	Grupa Lotos SA #	444,059
43,343	Polski Koncern Naftowy Orlen SA #	1,066,144
441,114	Polskie Gornictwo Naftowe I Gazownictwo SA #	728,667
		2,238,870
Food & Staples Retailing: 7.2%
15,886	Dino Polska SA * # Reg S 144A	404,605
41,248	Jeronimo Martins, SGPS SA (EUR) #	749,878
		1,154,483
Insurance: 8.3%
109,009	Powszechny Zaklad Ubezpieczen SA #	1,332,211
Materials: 7.9%
17,472	Jastrzebska Spolka Weglowa SA * #	413,979
33,601	KGHM Polska Miedz SA #	855,303
		1,269,282
Media: 2.3%
51,735	Cyfrowy Polsat SA #	377,247
Real Estate: 4.9%
80,749	NEPI Rockcastle Plc (ZAR) #	786,213
Software & Services: 5.6%
17,841	Asseco Poland SA † #	234,697
20,661	CD Projekt SA #	661,548
		896,245
Telecommunication Services: 2.2%
212,653	Orange Polska SA * #	360,685
Utilities: 6.0%
258,479	Polska Grupa Energetyczna SA * #	748,701
312,958	Tauron Polska Energia SA * #	222,189
		970,890
Total Common Stocks (Cost: $17,175,779)		16,076,819
MONEY MARKET FUND: 2.3% (Cost: $372,699)

372,699	Dreyfus Government Cash Management Fund - Institutional Shares	372,699
Total Investments Before Collateral for Securities Loaned: 102.2% (Cost: $17,548,478)		16,449,518

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $145,849)
Repurchase Agreement: 0.9%
$145,849	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.80%, due 4/2/18, proceeds $145,878; (collateralized by various U.S. government and agency obligations, 0.00% to 4.75%, due 4/12/18 to 9/9/49, valued at $148,766 including accrued interest)	145,849
Total Investments: 103.1% (Cost: $17,694,327)		16,595,367
Liabilities in excess of other assets: (3.1)%		(506,773)
NET ASSETS: 100.0%		$16,088,594

Definitions:

EUR	Euro
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $131,549.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,076,819 which represents 99.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $404,605, or 2.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.4%	$1,705,782
Consumer Staples	7.0	1,154,483
Energy	13.6	2,238,870
Financials	40.7	6,694,369
Information Technology	5.4	896,245
Materials	7.7	1,269,282
Real Estate	4.8	786,213
Telecommunication Services	2.2	360,685
Utilities	5.9	970,890
Money Market Fund	2.3	372,699
	100.0%	$16,449,518

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$16,076,819	$—	$16,076,819
Money Market Fund	372,699	—	—	372,699
Repurchase Agreement	—	145,849	—	145,849
Total	$372,699	$16,222,668	$—	$16,595,367

*	See Schedule of Investments for industry sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $4,222,280. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.8%
Banks: 11.9%
7,433,043	Sberbank of Russia (ADR) #	$138,829,917
35,016,036	VTB Bank OJSC (GDR) # Reg S	68,706,365
7,358,060,000	VTB Bank PJSC #	6,563,390
		214,099,672
Diversified Financials: 2.4%
21,428,107	Moscow Exchange MICEX-RTS PJSC #	43,822,579
Energy: 37.2%
1,971,534	Lukoil PJSC (ADR) #	136,121,685
751,507	Novatek OAO (GDR) # Reg S	103,097,983
30,601,422	OAO Gazprom (ADR) #	149,216,971
16,730,642	Rosneft Oil Co. (GDR) # Reg S	91,899,559
14,235,775	Surgutneftegas OJSC (ADR) #	69,757,490
1,900,999	Tatneft PJSC (ADR) #	120,397,875
		670,491,563
Food & Staples Retailing: 9.0%
4,580,504	Lenta Ltd. (GDR) * # Reg S	27,270,269
4,341,260	Magnit OAO (GDR) # Reg S	80,550,872
1,644,875	X5 Retail Group NV (GDR) * # Reg S	55,163,140
		162,984,281
Materials: 16.9%
39,912,271	Alrosa PJSC #	63,385,316
5,624,382	MMC Norilsk Nickel PJSC (ADR) #	104,392,045
1,528,424	Novolipetsk Steel (GDR) # Reg S	38,205,769
1,610,121	PhosAgro OAO (GDR) # Reg S	23,526,822
3,153,566	Polymetal International (GBP) #	32,539,757
2,803,965	Severstal OAO (GDR) # Reg S	42,394,238
		304,443,947
Software & Services: 7.4%
1,662,288	Mail.ru Group Ltd. (GDR) * # Reg S	57,906,391
1,921,047	Yandex NV (USD) *	75,785,304
		133,691,695
Telecommunication Services: 7.7%
1,877,581	MegaFon PJSC (GDR) # Reg S	18,569,738
6,928,460	Mobile TeleSystems OJSC (ADR)	78,915,159
2,806,941	Rostelecom OJSC (ADR) #	19,512,077
8,120,084	VEON Ltd. (ADR)	21,437,022
		138,433,996
Utilities: 3.3%
565,743,410	Inter Rao Ues PJSC #	37,714,153
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # § ∞	253,402
17,660,978	RusHydro PJSC (ADR) #	22,179,080
		60,146,635
Total Common Stocks (Cost: $1,750,015,082)		1,728,114,368
PREFERRED STOCK: 4.2% (Cost: $57,449,744)
Energy: 4.2%
24,813	AK Transneft OAO, 4.63% #	76,305,113
MONEY MARKET FUND: 0.1% (Cost: $2,099,514)

2,099,514	Dreyfus Government Cash Management Fund - Institutional Shares	2,099,514
Total Investments: 100.1% (Cost: $1,809,564,340)		1,806,518,995
Liabilities in excess of other assets: (0.1)%		(2,235,239)
NET ASSETS: 100.0%		$1,804,283,756

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,628,281,996 which represents 90.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $253,402 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	9.0%	$162,984,281
Energy	41.3	746,796,676
Financials	14.3	257,922,251
Information Technology	7.4	133,691,695
Materials	16.9	304,443,947
Telecommunication Services	7.7	138,433,996
Utilities	3.3	60,146,635
Money Market Fund	0.1	2,099,514
	100.0%	$1,806,518,995

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$214,099,672	$—	$214,099,672
Diversified Financials	—	43,822,579	—	43,822,579
Energy	—	670,491,563	—	670,491,563
Food & Staples Retailing	—	162,984,281	—	162,984,281
Materials	—	304,443,947	—	304,443,947
Software & Services	75,785,304	57,906,391	—	133,691,695
Telecommunication Services	100,352,181	38,081,815	—	138,433,996
Utilities	—	59,893,233	253,402	60,146,635
Preferred Stock*	—	76,305,113	—	76,305,113
Money Market Fund	2,099,514	—	—	2,099,514
Total	$178,236,999	$1,628,028,594	$253,402	$1,806,518,995

*	See Schedule of Investments for industry sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $80,879,602. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Common Stocks
Utilities
Balance as of December 31, 2017	$250,487
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	2,915
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2018	$253,402

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.8%
Banks: 8.1%
52,591,500	Credit Bank of Moscow PJSC * #	$4,416,792
Capital Goods: 5.3%
222,371	United Wagon Co PJSC * #	2,854,083
Diversified Financials: 8.3%
208,189	Safmar Financial Investment #	2,621,371
214,461	Vostok New Ventures Ltd. (SDR) * #	1,875,428
		4,496,799
Energy: 4.3%
412,618	OAO TMK (GDR) Reg S	2,327,165
Food & Staples Retailing: 4.1%
279,010	DIXY Group PJSC * #	1,626,992
285,014	O’Key Group SA (GDR) Reg S	570,028
		2,197,020
Food, Beverage & Tobacco: 2.9%
152,831	Ros Agro Plc (GDR) # Reg S	1,584,106
Household & Personal Products: 4.4%
49,760	Oriflame Holding AG (SEK) #	2,386,445
Materials: 12.3%
1,108,382	Highland Gold Mining Ltd. (GBP) #	2,391,848
554,173	Mechel PJSC (ADR) *	2,410,653
7,564,975	Petropavlovsk Plc (GBP) * #	758,429
674,024	Raspadskaya OJSC * #	1,113,385
		6,674,315
Media: 2.8%
701,584	ITE Group Plc (GBP)	1,537,292
Real Estate: 11.4%
653,587	Etalon Group Ltd. (GDR) # Reg S	1,983,581
1,111,254	LSR Group PJSC (GDR) Reg S	3,556,013
1,055,288	Raven Russia Ltd. (GBP) *	643,956
		6,183,550
Retailing: 3.4%
258,468	M.Video PJSC * #	1,846,515
Software & Services: 2.9%
81,620	Qiwi Plc (ADR)	1,559,758
Telecommunication Services: 6.8%
910,744	Sistema JSFC (GDR) Reg S	3,679,406
Transportation: 12.6%
1,640,716	Aeroflot - Russian Airlines OJSC #	4,404,369
205,453	Globaltrans Investment Plc (GDR) Reg S	2,436,673
		6,841,042
Utilities: 11.2%
42,333,800	Mosenergo PJSC #	2,139,423
158,790,600	OGK-2 PJSC #	1,277,153
53,719,000	Unipro PJSC #	2,659,467
		6,076,043
Total Common Stocks (Cost: $53,549,969)		54,660,331
Liabilities in excess of other assets: (0.8)%		(431,665)
NET ASSETS: 100.0%		$54,228,666

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,939,387 which represents 66.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	6.2%	$3,383,807
Consumer Staples	11.3	6,167,571
Energy	4.3	2,327,165
Financials	16.3	8,913,591
Industrials	17.7	9,695,125
Information Technology	2.9	1,559,758
Materials	12.2	6,674,315
Real Estate	11.3	6,183,550
Telecommunication Services	6.7	3,679,406
Utilities	11.1	6,076,043
	100.0%	$54,660,331

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,416,792	$—	$4,416,792
Capital Goods	—	2,854,083	—	2,854,083
Diversified Financials	—	4,496,799	—	4,496,799
Energy	2,327,165	—	—	2,327,165
Food & Staples Retailing	570,028	1,626,992	—	2,197,020
Food, Beverage & Tobacco	—	1,584,106	—	1,584,106
Household & Personal Products	—	2,386,445	—	2,386,445
Materials	2,410,653	4,263,662	—	6,674,315
Media	1,537,292	—	—	1,537,292
Real Estate	4,199,969	1,983,581	—	6,183,550
Retailing	—	1,846,515	—	1,846,515
Software & Services	1,559,758	—	—	1,559,758
Telecommunication Services	3,679,406	—	—	3,679,406
Transportation	2,436,673	4,404,369	—	6,841,042
Utilities	—	6,076,043	—	6,076,043
Total	$18,720,944	$35,939,387	$—	$54,660,331

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $10,551,361 and transfers from Level 2 to Level 1 were $6,616,124. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Automobiles & Components: 0.0%
3	Danang Rubber JSC #	$4
Banks: 8.8%
8,932,792	Bank for Foreign Trade of Vietnam JSC #	28,094,861
15,500,752	Saigon Thuong Tin Commercial JSB * #	10,443,108
23	Saigon-Hanoi Commercial Joint Stock Bank * #	13
		38,537,982
Capital Goods: 9.4%
3,784,698	FLC Faros Construction JSC *	22,350,285
9,715,360	Hoang Huy Investment Financial Services JSC #	8,636,825
3	Hoang Huy Investment Services JSC * #	0
1	Tan Tao Investment Industry Corp. * #	0
10,122,697	Viet Nam Construction & Import-Export JSC #	10,251,323
		41,238,433
Consumer Durables & Apparel: 11.4%
1,762,160	Eclat Textile Co. Ltd. #	20,717,267
802,114	Hansae Co. Ltd. #	16,180,598
14,732,000	Regina Miracle International Holdings Ltd. † # Reg S 144A	12,902,640
		49,800,505
Diversified Financials: 4.4%
6	Ocean Group JSC * #	1
11,267,651	Saigon Securities, Inc. #	19,447,515
		19,447,516
Energy: 3.8%
68	PetroVietnam Construction Co. *	6
5	PetroVietnam Drilling & Well Services JSC * #	4
2	PetroVietnam Transportation Corp. #	2
12,932,909	Soco International Plc #	16,683,808
		16,683,820
Food, Beverage & Tobacco: 20.8%
19,659,704	HAGL JSC * #	5,807,989
3,770,610	Kinh Do Corp. #	6,290,447
7,325,470	Masan Group Corp. * #	35,398,490
12,765,515	Thanh Thanh Cong Tay Ninh JSC * #	9,628,578
3,712,750	Vietnam Dairy Products JSC #	33,790,810
		90,916,314
Health Care Equipment & Services: 4.6%
504,800	MANI, Inc. #	19,896,354
Insurance: 4.0%
4,288,566	Bao Viet Holdings #	17,558,723
Materials: 6.8%
7,044,598	Hoa Phat Group JSC * #	18,895,209
4,612,047	Hoa Sen Group #	4,656,537
6,277,920	PetroVietnam Fertilizer & Chemical JSC #	6,059,527
		29,611,273
Real Estate: 19.7%
2	FLC Group JSC #	0
9,492,486	No Va Land Investment Group Corp. *	27,591,653
8,469,890	Vincom Retail JSC * #	19,206,681
7,760,622	Vingroup JSC * #	39,411,777
		86,210,111
Technology Hardware & Equipment: 4.5%
346,234	Mcnex Co. Ltd. #	5,988,599
3,566,055	Synopex, Inc. ‡ * #	13,708,365
		19,696,964
Transportation: 0.0%
9	Gemadept Corp. #	12
Utilities: 1.4%
4,453,249	PetroVietnam Nhon Trach 2 Power JSC #	6,035,273
Total Common Stocks (Cost: $322,814,540)		435,633,284
MONEY MARKET FUND: 0.6% (Cost: $2,595,782)

2,595,782	Dreyfus Government Cash Management Fund - Institutional Shares	2,595,782
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $325,410,322)		438,229,066

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $285,319)
Repurchase Agreement: 0.1%
$285,319	Repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc., 1.80%, due 4/2/18, proceeds $285,376; (collateralized by various U.S. government and agency obligations, 0.00% to 4.75%, due 4/12/18 to 9/9/49, valued at $291,025 including accrued interest)	285,319
Total Investments: 100.3% (Cost: $325,695,641)		438,514,385
Liabilities in excess of other assets: (0.3)%		(1,394,173)
NET ASSETS: 100.0%		$437,120,212

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $262,747.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $385,691,340 which represents 88.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,902,640, or 3.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2018 is set forth below:

Affiliates	Value 12/31/17	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/18
Synopex, Inc.	$15,851,688	$2,967,512	$(1,891,734)	$(382,915)	$—	$(2,836,186)	$13,708,365

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	11.4%	$49,800,509
Consumer Staples	20.7	90,916,314
Energy	3.8	16,683,820
Financials	17.2	75,544,221
Health Care	4.5	19,896,354
Industrials	9.4	41,238,445
Information Technology	4.5	19,696,964
Materials	6.8	29,611,273
Real Estate	19.7	86,210,111
Utilities	1.4	6,035,273
Money Market Fund	0.6	2,595,782
	100.0%	$438,229,066

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$4	$—	$4
Banks	—	38,537,982	—	38,537,982
Capital Goods	22,350,285	18,888,148	—	41,238,433
Consumer Durables & Apparel	—	49,800,505	—	49,800,505
Diversified Financials	—	19,447,516	—	19,447,516
Energy	6	16,683,814	—	16,683,820
Food, Beverage & Tobacco	—	90,916,314	—	90,916,314
Health Care Equipment & Services	—	19,896,354	—	19,896,354
Insurance	—	17,558,723	—	17,558,723
Materials	—	29,611,273	—	29,611,273
Real Estate	27,591,653	58,618,458	—	86,210,111
Technology Hardware & Equipment	—	19,696,964	—	19,696,964
Transportation	—	12	—	12
Utilities	—	6,035,273	—	6,035,273
Money Market Fund	2,595,782	—	—	2,595,782
Repurchase Agreement	—	285,319	—	285,319
Total	$52,537,726	$385,976,659	$—	$438,514,385

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $111,366,183 and transfers from Level 2 to Level 1 were $27,503,546. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 30, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 30, 2018